The Dow(SM) Target
Variable Fund LLC



Semi-Annual Report

JUNE 30, 2001







[LOGO] Ohio National
       Financial Services(R)

President's
Message

                                         John J. Palmer Photo

Dear Investor:

At the time of this writing, positive recovery signs indicate that the U.S. equity markets may be stabilizing. After a poor first quarter, the S&P 500 Index rebounded 7.8 percent in April and has remained fairly stable. Likewise, the Dow Jones Industrial Average experienced a positive second quarter bringing the index to nearly even after six months.

Investors may be buoyed by repeated reductions in the Federal Funds rate, the continuing lack of inflationary pressure in the economy, decreasing energy prices as well as positive earnings pre-announcements that are ahead of first-quarter levels.

Despite the positive recovery, at this time the S&P 500 and Dow Jones Industrial Average are still in negative territory for the year. The technology sector, the largest sector, shows little sign of recovery at this point and the overall outlook for earnings improvements in the second quarter remains poor.

Highlights of the Dow(SM) Target Variable Funds

Throughout this turbulent market, the Dow Jones Industrial Average has fared better than the other major indices. This has also been true of the Dow(SM) Target Variable Funds. Their contrarian strategy has helped them to perform significantly better than the stock market in general.

Investors have been drawn to both value-oriented stocks and well-known large capitalization stocks. The Dow(SM) Target Variable Funds combines both of these qualities. Through June 30, 2001 every portfolio has had a positive return. Further, one-year returns on portfolios range from high single digits to more than 30 percent.

The following trends benefited the Dow(SM) Target 10 and 5 portfolios:

- Philip Morris, a member of all portfolios rose 91 percent in the past 12 months.

- Caterpillar rose 47.9 percent in the same time period.

- Eastman Kodak rose 18.55 percent in the past six months.

- Other six-month winners included 3M, Exxon Mobil, and Du Pont.

Note that these stocks are oriented towards sectors such as capital goods and consumer staples which did not participate in the general giddiness of the 90s.

Bull or Bear Market?

The remaining six-months of the year are difficult to forecast and Wall Street is a confusing mix of bulls and bears. A positive sign is that the Federal Reserve Board has cut interest rates by 275 basis points so far this year. Many analysts believe that third and fourth quarter earnings will be better than anticipated as it normally takes six to nine months for interest rate cuts to work through the system.

One such bull is Jeffrey Applegate, Chief Investment Strategist at Lehman Brothers, who feels, "Our conviction is high that the cyclical trough is upon us and that now is the time to purchase stocks."

Bolstering this opinion is the fact that rate-sensitive sectors such as consumer cyclicals are posting good gains so far this year. This is a textbook sign of a potential recovery for the economy.

The reverse of the coin is represented by a continuing contraction in manufacturing activity and dire earnings warnings coming out of the tech sector. Additionally, businesses continue to idle workers and plants. The amount of production capacity in use (measured by the capacity utilization rate) declined to 77.4 percent in May, its lowest level since 1983.

There is no consensus on the direction of the stock market. If earnings manage to grow in the second half of the year, the market should recover and post positive gains overall. If the bears are correct, 2001 could be another down year for equity markets.

Investing 101

What does this mean to you as an investor? First, I would reiterate the advice we have dispensed for some time now. Guessing where the market is going is the job of seers and prophets. We hold to the belief that there are three steps that have held up against the test of time:

1. Stay diversified

2. Have a long-term investment philosophy

3. Maintain a regular investment plan

We believe that following a consistent, diversified investment program over the course of time is far more appropriate than chasing the hottest sector of the market. To quote David Dreman, chairman of Dreman Value Management, "Investors repeatedly jump ship on a good strategy just because it hasn't worked so well lately, and, almost invariably, abandon it at precisely the wrong time."

Remember, the Dow(SM) Target Variable Fund's portfolios are not diversified. We do not recommend that you put all your investment eggs in this basket. These portfolios are meant to be part of a strategy that includes other kinds of funding options.

Thank you again for the confidence you have placed in Dow(SM) Target Variable Fund as you pursue your wealth-building efforts. Be assured that we will make every effort to continue to merit that confidence.

Best regards,

JOHN J. PALMER
John J. Palmer

--------------------------------------------------------------------------------

Managers and Officers of DowSM Target Variable Fund, LLC

John J. Palmer, President and Manager
Ronald L. Benedict, Secretary and Manager
James E. Bushman, Manager
Ross Love, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer
Maureen K. Kiefer, Compliance Director and
  Assistant Treasurer

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

January
One-year                                    26.86%
Since inception (1/4/99)                     3.15%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JANUARY 10 (ONE YEAR)                                                      DJIA (12 MONTHS)
---------------------                                                      ----------------
26.86                                                                            -1.9

 COMMENTS

The Dow Target 10 January portfolio gained 2.98% versus a loss of 1.90% for the Dow Jones Industrial Average for the period ending June 30, 2001. General Motors was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                MARKET
SHARES   COMMON STOCKS                          VALUE       %
---------------------------------------------------------------
 1,326   Caterpillar Inc. (4) ...............  $ 66,366    10.4
 1,283   E.I. Du Pont de Nemours and Co.
          (2) ...............................    61,892     9.7
 1,573   Eastman Kodak Company (8) ..........    73,428    11.5
   729   Exxon Mobil Corp. (6) ..............    63,678    10.0
 1,247   General Motors Corp. (1) ...........    80,244    12.6
 1,491   International Paper Company (7) ....    53,229     8.3
   520   Minnesota Mining and Manufacturing
          Co. (3) ...........................    59,332     9.3
 1,420   Philip Morris Companies Inc.
          (10) ..............................    72,065    11.3
   819   Procter & Gamble (5) ...............    52,252     8.2
 1,346   SBC Communications Inc. (9) ........    53,922     8.4
                                               --------   -----
         TOTAL COMMON STOCKS (COST
          $641,505) .........................  $636,408    99.7
                                               --------   -----

 FACE                                           MARKET
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$7,000   Firstar Bank 3.15% due 7/2/01
          repurchase price $7001.84
          collateralized by FHR
          Market Value: ($7,167)
          Face Value: ($9,752)
          Due: 03/15/01
          Interest: 6.00% ...................  $  7,000     1.1
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $7,000) ...........................  $  7,000     1.1
                                               --------   -----
         TOTAL HOLDINGS (COST $648,504) .....  $643,408   100.8
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES .......................    (5,012)   (0.8)
                                               --------   -----
         TOTAL NET ASSETS ...................  $638,396   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Consumer Products
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:

February
One-year                                    32.47%
Since inception (2/1/99)                     7.28%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

FEBRUARY 10 (ONE YEAR)                                                     DJIA (12 MONTHS)
----------------------                                                     ----------------
32.47                                                                            -1.9

 COMMENTS

The Dow Target 10 February portfolio gained 4.94% versus a loss of 1.90% for the Dow Jones Industrial Average for the period ending June 30, 2001. General Motors was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCKS                         VALUE        %
---------------------------------------------------------------
 2,891   Caterpillar Inc. (4) .............  $  144,695    11.0
 2,969   E.I. Du Pont de Nemours and Co.
          (2) .............................     143,225    10.8
 2,980   Eastman Kodak Company (8) ........     139,106    10.6
 1,567   Exxon Mobil Corp. (6) ............     136,877    10.3
 2,309   General Motors Corp. (1) .........     148,584    11.2
 3,334   International Paper Company
          (7) .............................     119,024     9.0
 2,294   J.P. Morgan & Co. Inc. (5) .......     102,312     7.7
 1,153   Minnesota Mining and Manufacturing
          Co. (3) .........................     131,557     9.9
 2,859   Philip Morris Companies Inc.
          (10) ............................     145,094    11.0
 2,679   SBC Communications Inc. (9) ......     107,321     8.1
                                             ----------   -----
         TOTAL COMMON STOCKS (COST
          $1,154,866) .....................  $1,317,795    99.6
                                             ----------   -----

 FACE                                          MARKET
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$5,000   Firstar Bank 3.15% due 7/2/01 repurchase price
          $5,001.31 collateralized by FHR Market Value:
          ($5,119) Face Value: ($6,966) Due: 03/15/01
         Interest: 6.00% ..................  $    5,000     0.4
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $5,000) .........................  $    5,000     0.4
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,159,866) .....................  $1,322,795   100.0
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES .....................        (320)   (0.0)
                                             ----------   -----
         TOTAL NET ASSETS .................  $1,322,475   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:

March
One-year                                    33.71%
Since inception (3/1/99)                     5.54%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MARCH 10 (ONE YEAR)                                                        DJIA (12 MONTHS)
-------------------                                                        ----------------
33.71                                                                            -1.9

 COMMENTS

The Dow Target 10 March portfolio gained 4.35% versus a loss of 1.90% for the Dow Jones Industrial Average for the period ending June 30, 2001. General Motors was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCKS              VALUE        %
------    ---------------------------------  ----------   -----
  2,817   Caterpillar Inc. (4) ............  $  140,991    11.2
  2,707   E.I. Du Pont de Nemours and Co.
           (2) ............................     130,586    10.4
  2,609   Eastman Kodak Company (8) .......     121,788     9.7
  1,452   Exxon Mobil Corp. (6) ...........     126,832    10.1
  2,191   General Motors Corp. (1) ........     140,991    11.2
  3,194   International Paper Company
           (7) ............................     114,026     9.1
  3,143   J.P. Morgan & Co. Inc. (5) ......     140,178    11.2
  1,059   Minnesota Mining and
           Manufacturing Co. (3) ..........     120,832     9.6
  2,481   Philip Morris Companies Inc.
           (10) ...........................     125,911    10.0
  2,367   SBC Communications Inc. (9) .....      94,822     7.7
                                             ----------   -----
          TOTAL COMMON STOCKS (COST
           $1,132,940) ....................  $1,256,957   100.2
                                             ----------   -----
          TOTAL HOLDINGS (COST
           $1,132,940) ....................  $1,256,957   100.2
                                             ----------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES ....................      (2,435)   (0.2)
                                             ----------   -----
          TOTAL NET ASSETS ................  $1,254,522   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:

April
One-year                                    32.15%
Since inception (4/1/99)                     4.10%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

APRIL 10 (ONE YEAR)                                                        DJIA (12 MONTHS)
-------------------                                                        ----------------
32.15                                                                            -1.9

 COMMENTS

The Dow Target 10 April portfolio gained 3.87% versus a loss of 1.90% for the Dow Jones Industrial Average for the period ending June 30, 2001. General Motors was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCKS                         VALUE        %
---------------------------------------------------------------
 2,847   Caterpillar Inc. (4) .............  $  142,492    10.3
 3,047   E.I. Du Pont de Nemours and Co.
          (2) .............................     146,987    10.6
 3,109   Eastman Kodak Company (8) ........     145,128    10.5
 2,440   General Motors Corp. (1) .........     157,014    11.3
 3,618   International Paper Company
          (7) .............................     129,163     9.3
 2,958   J.P. Morgan & Co. Inc. (5) .......     131,927     9.5
 1,236   Minnesota Mining and Manufacturing
          Co. (3) .........................     141,028    10.2
 2,713   Philip Morris Companies Inc.
          (10) ............................     137,685     9.9
 2,075   Procter & Gamble (6) .............     132,385     9.6
 2,922   SBC Communications Inc. (9) ......     117,055     8.5
                                             ----------   -----
         TOTAL COMMON STOCKS (COST
          $1,349,608) .....................  $1,380,864    99.7
                                             ----------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE        %
---------------------------------------------------------------
$5,000   Firstar Bank 3.15% due 7/2/01 repurchase price
          $5,001.31 collateralized by FHR Market Value:
          ($5,119) Face Value: ($6,966) Due: 03/15/01
         Interest: 6.00% ..................  $    5,000     0.4
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $5,000) .........................  $    5,000     0.4
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,354,608) .....................  $1,385,864   100.1
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES .....................      (1,446)   (0.1)
                                             ----------   -----
         TOTAL NET ASSETS .................  $1,384,418   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Consumer Products
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

May
One-year                                    31.46%
Since inception (5/3/99)                     0.19%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MAY 10 (ONE YEAR)                                                          DJIA (12 MONTHS)
-----------------                                                          ----------------
31.46                                                                            -1.9

 COMMENTS

The Dow Target 10 May portfolio gained 4.45% versus a loss of 1.90% for the Dow Jones Industrial Average for the period ending June 30, 2001. General Motors was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCKS                         VALUE        %
---------------------------------------------------------------
 2,006   Caterpillar Inc. (4) .............  $  100,400     9.8
 2,180   E.I. Du Pont de Nemours and Co.
          (2) .............................     105,163    10.3
 2,387   Eastman Kodak Company (8) ........     111,425    10.8
 1,832   General Motors Corp. (1) .........     117,889    11.5
 2,603   International Paper Company
          (7) .............................      92,927     9.1
 2,022   J.P. Morgan & Co. Inc. (5) .......      90,181     8.8
   849   Minnesota Mining and Manufacturing
          Co. (3) .........................      96,871     9.4
 1,974   Philip Morris Companies Inc.
          (10) ............................     100,181     9.8
 1,682   Procter & Gamble (6) .............     107,312    10.5
 2,409   SBC Communications Inc. (9) ......      96,505     9.4
                                             ----------   -----
         TOTAL COMMON STOCKS (COST
          $955,141) .......................  $1,018,854    99.4
                                             ----------   -----

 FACE                                         MARKET
AMOUNT   REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$8,000   Firstar Bank 3.15% due 7/2/01 repurchase
          price $8,002.10 collateralized by FHR Market
          Value: ($8,190) Face Value: ($11,146) Due:
          03/15/01
         Interest: 6.00% .................  $    8,000      0.8
                                            ----------   ------
         TOTAL REPURCHASE AGREEMENTS (COST
          $8,000) ........................  $    8,000      0.8
                                            ----------   ------
         TOTAL HOLDINGS (COST $963,141)...  $1,026,854    100.2
                                            ----------   ------
         CASH & RECEIVABLES, NET OF
          LIABILITIES ....................      (1,864)    (0.2)
                                            ----------   ------
         TOTAL NET ASSETS ................  $1,024,990    100.0
                                            ==========   ======

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Consumer Products
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:

June
One-year                                    24.18%
Since inception (6/1/99)                    -1.54%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JUNE 10 (ONE YEAR)                                                         DJIA (12 MONTHS)
------------------                                                         ----------------
24.18                                                                            -1.9

 COMMENTS

The Dow Target 10 June portfolio gained 4.65% versus a loss of 1.90% for the Dow Jones Industrial Average for the period ending June 30, 2001. General Motors was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                               MARKET
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
1,831   Caterpillar Inc. (4)...............  $   91,642     8.6
2,135   E.I. Du Pont de Nemours and Co.
         (2)...............................     102,992     9.7
2,069   Eastman Kodak Company (8)..........      96,581     9.2
1,743   General Motors Corp. (1)...........     112,162    10.5
2,577   International Paper Company (7)....      91,999     8.6
2,010   J.P. Morgan & Co. Inc. (5).........      89,646     8.4
  833   Minnesota Mining and Manufacturing
         Co. (3)...........................      95,045     8.9
1,910   Philip Morris Companies Inc.
         (10)..............................      96,933     9.1
1,518   Procter & Gamble (6)...............      96,848     9.1
2,312   SBC Communications Inc. (9)........      92,619     8.7
                                             ----------   -----
        TOTAL COMMON STOCKS
         (COST $908,085) ..................  $  966,467    90.8
                                             ----------   -----
        TOTAL HOLDINGS (COST $908,085) ....  $  966,467    90.8
                                             ----------   -----
        LIABILITIES, NET OF CASH &
         RECEIVABLES ......................      97,471     9.2
                                             ----------   -----
        TOTAL NET ASSETS ..................  $1,063,938   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Consumer Products
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

July
One-year                                    23.85%
Since inception (7/1/99)                    -2.02%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JULY 10 (ONE YEAR)                                                         DJIA (12 MONTHS)
------------------                                                         ----------------
23.85                                                                            -1.9

 COMMENTS

The Dow Target 10 July portfolio gained 3.28% versus a loss of 1.90% for the Dow Jones Industrial Average for the period ending June 30, 2001. General Motors was the best performing stock for the six-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                               MARKET
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
 2,765   AT&T Corp (9) ....................  $   60,830     5.6
 2,548   Caterpillar Inc. (4) .............     127,527    11.8
 2,002   E.I. Du Pont de Nemours and Co.
          (2) .............................      96,576     8.9
 1,476   Eastman Kodak Company (8) ........      68,900     6.4
 1,506   General Motors Corp. (1) .........      96,911     9.0
 2,911   International Paper Company
          (7) .............................     103,923     9.6
 2,934   J.P. Morgan & Co. Inc. (5) .......     130,856    12.2
 1,042   Minnesota Mining and Manufacturing
          Co. (3) .........................     118,892    11.0
 3,294   Philip Morris Companies Inc.
          (10) ............................     167,171    15.5
 1,664   Procter & Gamble (6) .............     106,163     9.8
                                             ----------   -----
         TOTAL COMMON STOCKS (COST
          $1,006,741) .....................  $1,077,749    99.8
                                             ----------   -----

 FACE                                          MARKET
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$3,000   Firstar Bank 3.15% due 7/2/01 repurchase
          price $3,000.79 collateralized by FHR
          Market Value: ($3,071)
          Face Value: ($4,180)
          Due: 03/15/01
         Interest: 6.00% ..................  $    3,000     0.3
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $3,000 ..........................  $    3,000     0.3
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,009,741) .....................  $1,080,749   100.1
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES .....................      (1,505)   (0.1)
                                             ----------   -----
         TOTAL NET ASSETS .................  $1,079,244   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Consumer Products
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

August
One-year                                    17.48%
Since inception (8/2/99)                    -2.36%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

AUGUST 10 (ONE YEAR)                                                       DJIA (12 MONTHS)
--------------------                                                       ----------------
17.48                                                                            -1.9

 COMMENTS

The Dow Target 10 August portfolio gained 4.70% versus a loss of 1.90% for the Dow Jones Industrial Average for the period ending June 30, 2001. General Motors was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                MARKET
SHARES   COMMON STOCKS                          VALUE       %
---------------------------------------------------------------
 2,390   AT&T Corp (9) ......................  $ 52,580     6.1
 2,096   Caterpillar Inc. (4) ...............   104,905    12.1
 1,601   E.I. Du Pont de Nemours and Co.
          (2) ...............................    77,232     8.9
 1,332   Eastman Kodak Company (8) ..........    62,178     7.2
 1,279   General Motors Corp. (1) ...........    82,304     9.5
 2,228   International Paper Company (7) ....    79,540     9.3
 2,079   J.P. Morgan & Co. Inc. (5) .........    92,723    10.7
   808   Minnesota Mining and Manufacturing
          Co. (3) ...........................    92,193    10.6
 2,932   Philip Morris Companies Inc.
          (10) ..............................   148,799    17.2
 1,729   SBC Communications Inc. (9) ........    69,263     8.0
                                               --------   -----
         TOTAL COMMON STOCKS (COST
          $828,761) .........................  $861,717    99.6
                                               --------   -----

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$7,000   Firstar Bank 3.15% due 7/2/01
          repurchase price $7001.84
          collateralized by FHR Market Value:
          ($7,167) Face Value: ($9,752) Due:
          03/15/01 Interest: 6.00% ..........  $  7,000     0.8
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $7,000) ...........................  $  7,000     0.8
                                               --------   -----
         TOTAL HOLDINGS (COST $835,761) .....  $868,717   100.4
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES .......................    (3,525)   (0.4)
                                               --------   -----
         TOTAL NET ASSETS ...................  $865,192   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Paper & Related
 7.  Photo Equipment
 8.  Telephone Integrated
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:

September
One-year                                    23.34%
Since inception (9/1/99)                    -2.87%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

SEPTEMBER 10 (ONE YEAR)                                                    DJIA (12 MONTHS)
-----------------------                                                    ----------------
23.34                                                                            -1.9

 COMMENTS

The Dow Target 10 September portfolio gained 3.72% versus a loss of 1.90% for the Dow Jones Industrial Average for the period ending June 30, 2001. General Motors was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                MARKET
SHARES   COMMON STOCKS                          VALUE       %
---------------------------------------------------------------
 2,547   AT&T Corp (9) ......................  $ 56,034     6.4
 2,150   Caterpillar Inc. (4) ...............   107,608    12.3
 1,782   E.I. Du Pont de Nemours and Co.
          (2) ...............................    85,964     9.8
 1,294   Eastman Kodak Company (8) ..........    60,404     6.9
 1,116   General Motors Corp. (1) ...........    71,815     8.2
 2,564   International Paper Company (7) ....    91,535    10.4
 1,959   J.P. Morgan & Co. Inc. (5) .........    87,371    10.0
   865   Minnesota Mining and Manufacturing
          Co. (3) ...........................    98,697    11.3
 2,648   Philip Morris Companies Inc.
          (10) ..............................   134,386    15.3
 1,918   SBC Communications Inc. (9) ........    76,834     8.8
                                               --------   -----
         TOTAL COMMON STOCKS (COST
          $834,776) .........................  $870,648    99.4
                                               --------   -----

 FACE                                           MARKET
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$6,000   Firstar Bank 3.15% due 7/2/01
          repurchase price $6001.58
          collateralized by FHR Market Value:
          ($6,143) Face Value: ($8,359) Due:
          03/15/01 Interest: 6.00% ..........  $  6,000     0.7
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $6,000) ...........................  $  6,000     0.7
                                               --------   -----
         TOTAL HOLDINGS (COST $840,776) .....  $876,648   100.1
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES .......................      (978)   (0.1)
                                               --------   -----
         TOTAL NET ASSETS ...................  $875,670   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Paper & Related
 7.  Photo Equipment
 8.  Telephone Integrated
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

October
One-year                                    25.91%
Since inception (10/1/99)                  -19.05%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

OCTOBER 10 (ONE YEAR)                                                      DJIA (12 MONTHS)
---------------------                                                      ----------------
25.91                                                                            -1.9

 COMMENTS

The Dow Target 10 October portfolio gained 0.79% versus a loss of 1.90% for the Dow Jones Industrial Average for the year ending June 30, 2001. General Motors was the best performing stock for the six-month period while Honeywell International lost the most ground.
 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCKS                           VALUE      %
---------------------------------------------------------------
 2,250   AT&T Corp (9) .......................  $ 49,500    6.6
 1,886   Caterpillar Inc. (4) ................    94,394   12.6
 1,613   E.I. Du Pont de Nemours and Co.
          (2) ................................    77,811   10.4
 1,561   Eastman Kodak Company (8) ...........    72,867    9.6
   917   General Motors Corp. (1) ............    61,583    8.2
 1,760   Honeywell International (5) .........    61,582    8.2
 2,239   International Paper Company (7) .....    79,932   10.7
   700   Minnesota Mining and Manufacturing
          Co. (3) ............................    79,870   10.7
 2,119   Philip Morris Companies Inc. (10) ...   107,539   14.4
   958   Procter & Gamble (6) ................    61,123    8.2
                                                --------   ----
         TOTAL COMMON STOCKS (COST
          $704,147)...........................  $746,201   99.6
                                                --------   ----

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$3,000   Firstar Bank 3.15% due 7/2/01
          repurchase price $3,000.79
          collateralized by FHR Market Value:
          ($3,071) Face Value: ($4,180) Due:
          03/15/01
         Interest: 6.00%.....................  $  3,000     0.4
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $3,000) ...........................  $  3,000     0.4
                                               --------   -----
         TOTAL HOLDINGS (COST $707,147) .....  $749,201   100.0
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES .......................       (87)   (0.0)
                                               --------   -----
         TOTAL NET ASSETS ...................  $749,114   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Aerospace & Defense
 6.  Consumer Products
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

November
One-year                                    22.84%
Since inception (11/1/99)                   -0.12%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

NOVEMBER 10 (ONE YEAR)                                                     DJIA (12 MONTHS)
----------------------                                                     ----------------
22.84                                                                            -1.9

 COMMENTS

The Dow Target 10 November portfolio lost 4.75% versus a loss of 1.90% for the Dow Jones Industrial Average for the six-month period ending June 30, 2001. General Motors was the best performing stock for the six-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
---------------------------------------------------------------
 2,426   AT&T Corp. (9).....................  $ 53,372      8.9
 1,571   Caterpillar Inc. (4)...............    78,629     13.1
 1,220   E.I. Du Pont de Nemours and Co. (2)    58,853      9.7
 1,237   Eastman Kodak Company (8)..........    57,743      9.6
   614   Exxon Corporation (6)..............    53,633      8.9
   917   General Motors Corp. (1)...........    59,009      9.8
 1,526   International Paper Co. (7)........    54,478      9.0
   578   Minnesota Mining and Manufacturing
          Co. (3)...........................    65,950     11.0
 1,447   Philip Morris Companies Inc.
          (10)..............................    73,435     12.2
   715   Procter & Gamble (6)...............    45,617      7.6
                                              --------   ------
         TOTAL COMMON STOCKS (COST
          $626,217).........................  $600,719     99.8
                                              --------   ------

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$3,000   Firstar Bank 3.15% due 7/2/01 repurchase
          price $3,000.79 collateralized by FHR
          Market Value: ($3,071
          Face Value: ($4,180)
          Due: 03/15/01
         Interest: 6.00%....................  $  3,000      0.5
                                              --------   ------
         TOTAL REPURCHASE AGREEMENTS
          (COST $3,000).....................  $  3,000      0.5
                                              --------   ------
         TOTAL HOLDINGS (COST $629,217).....  $603,719    100.3
                                              --------   ------
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................     1,785     (0.3)
                                              --------   ------
         TOTAL NET ASSETS...................  $601,934   100.00
                                              ========   ======

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Oil, Energy, and Natural Gas
 6.  Consumer Products
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

December
One-year                                    25.73%
Since inception (12/1/99)                    3.13%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

DECEMBER 10 (ONE YEAR)                                                     DJIA (12 MONTHS)
----------------------                                                     ----------------
25.73                                                                            -1.9

 COMMENTS

The Dow Target 10 December portfolio lost 5.21% versus a loss of 1.90% for the Dow Jones Industrial Average for the six-month period ending June 30, 2001. General Motors was the best performing stock for the six-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
 2,205   AT&T Corp (9)......................  $ 48,510    10.3
 1,044   Caterpillar Inc. (4)...............    52,252    11.1
 1,008   E.I. Du Pont de Nemours and Co.
          (2)...............................    48,626    10.3
   984   Eastman Kodak Company (8)..........    45,933     9.8
   470   Exxon Mobil Corporation (5)........    41,055     8.7
   830   General Motors Corp. (1)...........    53,411    11.4
 1,184   International Paper Company (7)....    42,269     9.1
   418   Minnesota Mining and Manufacturing
          Co. (3)...........................    47,694    10.1
 1,090   Philip Morris Companies Inc.
          (10)..............................    55,318    11.8
   554   Procter & Gamble (6)...............    35,344     7.5
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $456,167).........................  $470,412   100.1
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$1,000   Firstar Bank 3.15% due 7/2/01 repurchase
          price $1,000.26 collateralized by FHR
          Market Value: ($1,024)
          Face Value: ($1,393)
          Due: 03/15/01
         Interest: 6.00%....................  $  1,000     0.2
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $1,000)...........................  $  1,000     0.2
                                              --------   -----
         TOTAL HOLDINGS (COST $457,167).....  $471,412   100.3
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................    (1,285)   (0.3)
                                              --------   -----
         TOTAL NET ASSETS...................  $470,127   100.0
                                              ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Oil, Energy, & Natural Gas
 6.  Consumer Products
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

January
One-year                                    41.59%
Since inception (1/3/00)                    11.48%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JANUARY 5 (1/3/00)                                                          DJIA (6 MONTHS)
------------------                                                          ---------------
41.59                                                                            -1.9

 COMMENTS

The Dow Target 5 January portfolio gained 3.94% versus a loss of 1.90% for the Dow Jones Industrial Average. Philip Morris was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
 1,209   Caterpillar Inc. (1)...............  $ 60,510    20.7
 1,433   Eastman Kodak (2)..................    66,892    22.8
 1,356   International Paper Co. (3)........    48,409    16.6
 1,292   Philip Morris Companies Inc. (4)...    65,569    22.4
 1,220   SBC Communications Inc. (5)........    48,873    16.7
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $257,607).........................  $290,254    99.2
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$1,000   Firstar Bank 3.15% due 7/2/01 repurchase
          price $1000.26 collateralized by FHR
          Market Value: ($1,024)
          Face Value: ($1,393)
          Due: 3/15/01
         Interest: 6.00%....................  $  1,000     0.3
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $1,000)...........................  $  1,000     0.3
                                              --------   -----
         TOTAL HOLDINGS (COST $258,607).....  $291,254    99.5
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................     1,232     0.4
                                              --------   -----
         TOTAL NET ASSETS...................  $292,486   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Photo Equipment
 3.  Paper Products
 4.  Tobacco
 5.  Telephone Integrated

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

February
One-year                                    44.30%
Since inception (2/1/00)                    20.73%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

FEBRUARY 5 (ONE YEAR)                                                      DJIA (12 MONTHS)
---------------------                                                      ----------------
44.3                                                                             -1.9

 COMMENTS

The Dow Target 5 February portfolio gained 6.92% versus a loss of 1.90% for the Dow Jones Industrial Average. Philip Morris was the best performing stock for the six-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
 1,229   Caterpillar Inc. (1)...............  $ 61,511    21.0
 1,262   E.I. Dupont Nemours & Co (2).......    60,879    20.7
 1,267   Eastman Kodak (5)..................    59,144    20.2
 1,417   International Paper Co. (3)........    50,587    17.3
 1,215   Phillip Morris Companies Inc.
          (4)...............................    61,661    21.0
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $254,195).........................  $293,782   100.2
                                              --------   -----
         TOTAL HOLDINGS (COST $254,195).....  $293,782   100.2
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................      (550)   (0.2)
                                              --------   -----
         TOTAL NET ASSETS...................  $293,232   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

March
One-year                                    40.47%
Since inception (3/1/00)                    30.81%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MARCH 5 (ONE YEAR)                                                         DJIA (12 MONTHS)
------------------                                                         ----------------
40.47                                                                            -1.9

 COMMENTS

The Dow Target 5 March portfolio gained 4.72% versus a loss 1.90% for the Dow Jones Industrial Average. Du Pont (E.I.) was the best performing stock for the six-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
 1,357   Caterpillar Inc. (1)...............  $ 67,918    22.6
 1,304   E.I. Dupont Nemours & Co (5).......    62,905    20.9
 1,257   Eastman Kodak (2)..................    58,677    19.5
 1,537   International Paper Co. (3)........    54,871    18.2
 1,211   JP Morgan Chase & Co (4)...........    54,010    17.9
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $283,228).........................  $298,381    99.1
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$3,000   Firstar Bank 3.15% due 7/2/01 repurchase
          price $3,000.79 collateralized by FHR
          Market Value: ($3,071)
          Face Value: ($4,180)
          Due: 3/15/01
         Interest: 6.00%....................  $  3,000     1.0
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $3,000)...........................  $  3,000     1.0
                                              --------   -----
         TOTAL HOLDINGS (COST $286,228).....  $301,381   100.1
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................      (403)   (0.1)
                                              --------   -----
         TOTAL NET ASSETS...................  $300,978   100.0
                                              ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Photo Equipment
 3.  Paper Products
 4.  Banking
 5.  Chemicals

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) 5 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

April
One-year                                    36.22%
Since inception (4/1/00)                    20.00%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

APRIL 5 (ONE YEAR)                                                         DJIA (12 MONTHS)
------------------                                                         ----------------
36.22                                                                            -1.9

 COMMENTS

The Dow Target 5 April portfolio gained 0.70% versus a loss of 1.90% for the Dow Jones Industrial Average. Du Pont (E. I.) was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCKS                           VALUE      %
---------------------------------------------------------------
 1,095   E.I. Dupont Nemours & Co (4) ........  $ 52,823   21.6
 1,117   Eastman Kodak (2) ...................    52,142   21.3
 1,300   International Paper Co. (3) .........    46,410   19.0
 1,061   JP Morgan Chase & Co (1) ............    47,321   19.3
 1,220   SBC Communications Inc. (5) .........    41,982   17.1
                                                --------   ----
         TOTAL COMMON STOCKS (COST
          $239,428)...........................  $240,678   98.3
                                                --------   ----

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$4,000   Firstar Bank 3.15% due 7/2/01
          repurchase price $4,001.05
          collateralized by FHR
          Market Value: ($4,095)
          Face Value: ($5,573)
          Due: 3/15/01
          Interest: 6.00%....................  $  4,000     1.6
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $4,000)............................  $  4,000     1.6
                                               --------   -----
         TOTAL HOLDINGS (COST $243,428)......  $244,678    99.9
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................       115     0.0
                                               --------   -----
         TOTAL NET ASSETS....................  $244,793   100.0
                                               ========   =====

 INDUSTRIES

 1.  Banking
 2.  Photo Equipment
 3.  Paper Products
 4.  Chemicals
 5.  Telephone Integrated

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) 5 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

May
One-year                                    38.19%
Since inception (5/1/00)                    26.80%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MAY 5 (ONE YEAR)                                                           DJIA (12 MONTHS)
----------------                                                           ----------------
38.19                                                                            -1.9

 COMMENTS

The Dow Target 5 May portfolio gained 2.28% versus a loss of 1.90% for the Dow Jones Industrial Average. Du Pont (E. I.) was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                 MARKET
SHARES    COMMON STOCKS                          VALUE      %
---------------------------------------------------------------
  1,075   E.I. Dupont Nemours & Co (4) .......  $ 51,858   20.3
  1,177   Eastman Kodak (2) ..................    54,942   21.6
  1,283   International Paper Co. (3) ........    45,803   18.1
    997   JP Morgan Chase & Co (1) ...........    44,466   17.4
  1,186   SBC Communications Inc. (5) ........    47,512   18.6
                                                --------   ----
          TOTAL COMMON STOCKS (COST
           $249,481)..........................  $244,581   96.0
                                                --------   ----

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$10,000   Firstar Bank 3.15% due 7/2/01
           repurchase price $10,002.63
           collateralized by FHR Market
           Value: ($10,238) Face Value:
           ($13,932) Due: 3/15/01 Interest:
           6.00%.............................  $ 10,000     3.9
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $10,000)..........................  $ 10,000     3.9
                                               --------   -----
          TOTAL HOLDINGS (COST $259,481).....  $254,581    99.9
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................       190     0.1
                                               --------   -----
          TOTAL NET ASSETS...................  $254,771   100.0
                                               ========   =====

 INDUSTRIES

 1.  Banking
 2.  Photo Equipment
 3.  Paper Products
 4.  Chemicals
 5.  Telephone Integrated

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

June
One-year                                    29.28%
Since inception (6/1/00)                    19.17%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JUNE 5 (ONE YEAR)                                                          DJIA (12 MONTHS)
-----------------                                                          ----------------
29.28                                                                            -1.9

 COMMENTS

The Dow Target 5 June portfolio gained 2.97% versus a loss of 1.90% for the Dow Jones Industrial Average. Du Pont (E. I.) was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                 MARKET
SHARES    COMMON STOCKS                          VALUE      %
---------------------------------------------------------------
  1,002   E.I. Dupont Nemours & Co (4) .......  $ 48,336   13.8
    971   Eastman Kodak (2) ..................    45,326   13.0
  1,209   International Paper Co. (3) ........    43,161   12.3
    943   JP Morgan Chase & Co (1) ...........    42,058   12.1
  1,085   SBC Communications Inc. (5) ........    43,466   12.4
                                                --------   ----
          TOTAL COMMON STOCKS (COST
           $227,491) .........................  $222,347   63.6
                                                --------   ----

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$22,000   Firstar Bank 3.15% due 7/2/01
           repurchase
           price $22,005.78 collateralized by
           FHR
           Market Value: ($22,524)
           Face Value: ($30,650)
           Due: 3/15/01
           Interest: 6.00% ..................  $ 22,000     6.3
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $22,000) .........................  $ 22,000     6.3
                                               --------   -----
          TOTAL HOLDINGS (COST $249,491) ....  $244,347    69.9
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES ......................   105,515    30.2
                                               --------   -----
          TOTAL NET ASSETS ..................  $349,860   100.0
                                               ========   =====

 INDUSTRIES

 1.  Banking
 2.  Photo Equipment
 3.  Paper Products
 4.  Chemicals
 5.  Telephone Integrated

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

Since inception (7/3/00)                    25.07%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JULY 5 (7/3/00)                                                            DJIA (12 MONTHS)
---------------                                                            ----------------
25.07                                                                            -1.9

 COMMENTS

The Dow Target 5 July portfolio gained 5.81% versus a loss of 1.90% for the Dow Jones Industrial Average. Du Pont (E. I.) was the best performing stock for the six month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCKS                           VALUE      %
---------------------------------------------------------------
   785   AT&T Corp (5) .......................  $ 17,270   10.7
   724   Caterpillar Inc. (1) ................    36,236   22.4
   569   E.I. Dupont Nemours & Co (2) ........    27,449   17.0
   827   International Paper Co. (3) .........    29,524   18.3
   916   Philip Morris Companies Inc. (4) ....    46,486   28.7
                                                --------   ----
         TOTAL COMMON STOCKS (COST
          $127,952) ..........................  $156,965   97.1
                                                --------   ----

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$3,000   Firstar Bank 3.15% due 7/2/01
          repurchase price $3,000.79
          collateralized by FHR
          Market Value: ($3,071)
          Face Value: ($4,180)
          Due: 3/15/01
          Interest: 6.00% ...................  $  3,000     1.9
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $3,000) ...........................  $  3,000     1.9
                                               --------   -----
         TOTAL HOLDINGS (COST $130,952) .....  $159,965    99.0
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES .......................     1,731     1.1
                                               --------   -----
         TOTAL NET ASSETS ...................  $161,696   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Telephone Integrated

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

Since inception (8/1/00)                    23.30%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

AUGUST 5 (8/1/00)                                                          DJIA (12 MONTHS)
-----------------                                                          ----------------
23.3                                                                             -1.9

 COMMENTS

The Dow Target 5 August portfolio gained 2.30% versus a loss of 1.90% for the Dow Jones Industrial Average. Caterpillar was the best performing stock for the six month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCKS                           VALUE      %
---------------------------------------------------------------
   720   AT&T Corp (4) .......................  $ 15,840   10.7
   663   Caterpillar Inc. (1) ................    33,183   22.3
   758   International Paper Co. (2) .........    27,061   18.2
   858   Philip Morris Companies Inc. (3) ....    43,544   29.3
   621   SBC Communications (4) ..............    24,876   16.7
                                                --------   ----
         TOTAL COMMON STOCKS (COST
          $121,373) ..........................  $144,504   97.2
                                                --------   ----

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$3,000   Firstar Bank 3.15% due 7/2/01
          repurchase price $3,000.79
          collateralized by FHR
          Market Value: ($3,071)
          Face Value: ($4,180)
          Due: 3/15/01
          Interest: 6.00% ...................  $  3,000     2.0
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $3,000) ...........................  $  3,000     2.0
                                               --------   -----
         TOTAL HOLDINGS (COST $124,373) .....  $147,504    99.2
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES .......................     1,105     0.7
                                               --------   -----
         TOTAL NET ASSETS ...................  $148,609   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Paper Products
 3.  Tobacco
 4.  Telephone Integrated

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) 5 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

September
One-year                                    33.13%
Since inception (9/1/99)                    -5.59%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

SEPTEMBER 5 (ONE YEAR)                                                     DJIA (12 MONTHS)
----------------------                                                     ----------------
33.13                                                                            -1.9

 COMMENTS

The Dow Target 5 September portfolio gained 2.40% versus a loss of 1.90% for the Dow Jones Industrial Average for the year ended. Caterpillar was the best performing stock for the six-month period while SBC Communications lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCKS                           VALUE      %
---------------------------------------------------------------
 1,079   AT&T Corp (4) .......................  $ 23,738   11.9
   910   Caterpillar Inc. (1) ................    45,546   22.8
 1,085   International Paper Co. (2) .........    38,735   19.4
 1,121   Philip Morris Companies Inc. (3) ....    56,891   28.6
   812   SBC Communications (4) ..............    32,527   16.3
                                                --------   ----
         TOTAL COMMON STOCKS (COST
          $189,317)...........................  $197,437   99.0
                                                --------   ----

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$2,000   Firstar Bank 3.15% due 7/2/01
          repurchase price $2,000.53
          collateralized by FHR Market Value:
          ($2,048) Face Value: ($2,786) Due:
          3/15/01 Interest: 6.00%............  $  2,000     1.0
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $2,000)............................  $  2,000     1.0
                                               --------   -----
         TOTAL HOLDINGS (COST $191,317) .....  $199,437   100.0
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES .......................       (72)    0.0
                                               --------   -----
         TOTAL NET ASSETS ...................  $199,365   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Paper Products
 3.  Tobacco
 4.  Telephone Integrated

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) 5 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

October
One-year                                    25.45%
Since inception (10/1/99)                   -4.24%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

OCTOBER 5 (ONE YEAR)                                                       DJIA (12 MONTHS)
--------------------                                                       ----------------
25.45                                                                            -1.9

 COMMENTS

The Dow Target 5 October portfolio lost 0.36% versus a loss of 1.90% for the Dow Jones Industrial Average for the year ended. Philip Morris was the best performing stock for the six-month period while Honeywell International lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCKS                           VALUE      %
---------------------------------------------------------------
 1,518   AT&T Corp (5) .......................  $ 33,396   12.3
 1,273   Caterpillar Inc. (1) ................    63,714   23.5
 1,188   Honeywell International (2) .........    41,568   15.3
 1,512   International Paper Co. (3) .........    53,978   19.9
 1,433   Philip Morris Companies Inc. (4) ....    72,725   26.8
                                                --------   ----
         TOTAL COMMON STOCKS (COST
          $227,846) ..........................  $265,381   97.8
                                                --------   ----

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$5,000   Firstar Bank 3.15% due 7/2/01
          repurchase price $5,001.31
          collateralized by FHR Market Value:
          ($5,119) Face Value: ($6,966) Due:
          3/15/01 Interest: 6.00% ...........  $  5,000     1.8
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $5,000) ...........................  $  5,000     1.8
                                               --------   -----
         TOTAL HOLDINGS (COST $232,846) .....  $270,381    99.6
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES .......................       847     0.3
                                               --------   -----
         TOTAL NET ASSETS ...................  $271,228   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Aerospace & Defense
 3.  Paper Products
 4.  Tobacco
 5.  Telephone Integrated

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

November
One-year                                    28.43%
Since inception (11/1/99)                   -3.05%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

NOVEMBER 5 (ONE YEAR)                                                      DJIA (12 MONTHS)
---------------------                                                      ----------------
28.43                                                                            -1.9

 COMMENTS

The Dow Target 5 November portfolio lost 9.79% versus a loss of 1.90% for the Dow Jones Industrial Average for the year ended. Eastman Kodak was the best performing stock for the six-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCKS                           VALUE      %
---------------------------------------------------------------
 1,516   AT&T Corp (5) .......................  $ 33,352   16.2
   982   Caterpillar Inc. (1) ................    49,149   23.9
   774   Eastman Kodak (2) ...................    36,130   17.6
   953   International Paper Co. (3) .........    34,022   16.5
   906   Philip Morris Companies Inc. (4) ....    45,980   22.3
                                                --------   ----
         TOTAL COMMON STOCKS (COST
          $210,245) ..........................  $198,633   96.5
                                                --------   ----

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$5,000   Firstar Bank 3.15% due 7/2/01
          repurchase price $5,001.31
          collateralized by FHR
          Market Value: ($5,119)
          Face Value: ($6,966)
          Due: 3/15/01
          Interest: 6.00% ...................  $  5,000     2.4
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $5,000) ...........................  $  5,000     2.4
                                               --------   -----
         TOTAL HOLDINGS (COST $215,245) .....  $203,633    98.9
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES .......................     2,169     1.1
                                               --------   -----
         TOTAL NET ASSETS....................  $205,802   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Photo Equipment
 3.  Paper Products
 4.  Tobacco
 5.  Telephone Integrated

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2001
TOTAL RETURN:

December
One-year                                    43.34%
Since inception (12/1/99)                    8.88%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

DECEMBER 5 (ONE YEAR)                                                      DJIA (12 MONTHS)
---------------------                                                      ----------------
43.34                                                                            -1.9

 COMMENTS

The Dow Target 5 December portfolio gained 6.71% versus a loss of 1.90% for the Dow Jones Industrial Average for the year ended. Du Pont (E. I.) was the best performing stock for the six-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCKS                           VALUE      %
---------------------------------------------------------------
 2,709   AT&T Corp (5)........................  $ 59,598   19.3
 1,282   Caterpillar Inc. (1).................    64,164   20.7
 1,238   E.I. Dupont Nemours & Co (2).........    59,721   19.3
 1,453   International Paper Co. (3)..........    51,872   16.8
 1,340   Philip Morris Companies Inc. (4).....    68,005   22.0
                                                --------   ----
         TOTAL COMMON STOCKS (COST
          $281,653)...........................  $303,360   98.1
                                                --------   ----

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$6,000   Firstar Bank 3.15% due 7/2/01
          repurchase
          price $6,001.58 collateralized by
          FHR
          Market Value: ($6,143)
          Face Value: ($8,359)
          Due: 3/15/01
          Interest: 6.00%....................  $  6,000     1.9
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $6,000)............................  $  6,000     1.9
                                               --------   -----
         TOTAL HOLDINGS (COST $287,653)......  $309,360   100.0
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................       (19)    0.0
                                               --------   -----
         TOTAL NET ASSETS....................  $309,341   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Telephone Integrated

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                   JUNE 30, 2001 (UNAUDITED)

                                                                                  PORTFOLIOS
                                              -----------------------------------------------------------------------------------
                                               JANUARY (10)     FEBRUARY (10)   MARCH (10)   APRIL (10)    MAY (10)    JUNE (10)
                                              ---------------   -------------   ----------   ----------   ----------   ----------
Assets:
  Investment in securities, at cost.........     $648,505        $1,159,866     $1,132,940   $1,354,608   $  963,141   $  908,085
                                                 ========        ==========     ==========   ==========   ==========   ==========
  Investments in securities at market value
    (note 1)................................     $643,408        $1,322,795     $1,256,956   $1,385,864   $1,026,854   $  966,467
  Cash in bank..............................          138               838              0            0            0            0
  Receivable for fund interests sold........            0                 0              0            0            0      102,922
  Dividends & accrued interest receivable...        1,472             2,873          2,492        2,807        2,147        1,611
  Due from advisor..........................          447               237            155           78           92          267
  Other.....................................          183               448          3,407        1,516          903          921
                                                 --------        ----------     ----------   ----------   ----------   ----------
    Total Assets............................      645,648         1,327,191      1,263,010    1,390,265    1,029,996    1,072,188
                                                 --------        ----------     ----------   ----------   ----------   ----------
Liabilities:
  Cash overdraft............................            0                 0          3,859          584          373        4,263
  Payable for fund interests redeemed.......           43                70             64          188          566            0
  Payable for investment management services
    (note 3)................................          567               731            660          699          529          552
  Other accrued expenses....................        6,642             3,915          3,905        4,376        3,538        3,435
                                                 --------        ----------     ----------   ----------   ----------   ----------
    Total Liabilities.......................        7,252             4,716          8,488        5,847        5,006        8,250
                                                 --------        ----------     ----------   ----------   ----------   ----------
Net assets at market value..................     $638,396        $1,322,475     $1,254,522   $1,384,418   $1,024,990   $1,063,938
                                                 ========        ==========     ==========   ==========   ==========   ==========
Net assets consist of:
  Par value, $1 per membership interest.....     $ 62,442        $  121,196     $  118,673   $  132,553   $  105,078   $  113,390
  Paid-in capital in excess of par value....      638,530         1,048,996      1,047,194    1,352,897      955,487    1,095,389
  Accumulated net realized loss on
    investments (note 1)....................      (59,604)          (15,453)       (40,022)    (137,682)    (102,529)    (205,816)
  Net unrealized appreciation (depreciation)
    on investments (note 1).................       (5,097)          162,929        124,016       31,256       63,713       58,382
  Undistributed net investment income.......        2,125             4,807          4,661        5,394        3,241        2,593
                                                 --------        ----------     ----------   ----------   ----------   ----------
Net assets at market value..................     $638,396        $1,322,475     $1,254,522   $1,384,418   $1,024,990   $1,063,938
                                                 ========        ==========     ==========   ==========   ==========   ==========
Membership interest outstanding (note 4)....       62,442           121,196        118,673      132,553      105,078      113,390
Net asset value per membership interest.....     $  10.22        $    10.91     $    10.57   $    10.44   $     9.75   $     9.38
                                                 ========        ==========     ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)       JUNE 30, 2001 (UNAUDITED)

                                                                               PORTFOLIOS
                                       ------------------------------------------------------------------------------------------
                                        JULY (10)     AUGUST (10)   SEPTEMBER (10)   OCTOBER (10)   NOVEMBER (10)   DECEMBER (10)
                                       ------------   -----------   --------------   ------------   -------------   -------------
Assets:
  Investment in securities, at
    cost.............................   $1,009,741     $835,761       $ 840,776       $ 707,147       $ 629,217       $ 457,167
                                        ==========     ========       =========       =========       =========       =========
  Investments in securities at market
    value (note 1)...................   $1,080,749     $868,717       $ 876,648       $ 749,201       $ 603,719       $ 471,412
  Cash in bank.......................            0            0             946               0               0               0
  Dividends & accrued interest
    receivable.......................        2,499        2,238           2,075           1,895           1,415           1,112
  Due from advisor...................          165          295               0           1,358             632             897
  Other..............................          918          877             140           2,239           1,904           1,673
                                        ----------     --------       ---------       ---------       ---------       ---------
    Total Assets.....................    1,084,331      872,127         879,809         754,693         607,670         475,094
                                        ----------     --------       ---------       ---------       ---------       ---------
Liabilities:
  Cash overdraft.....................          630          227               0           2,154           2,204             989
  Payable for fund interests
    redeemed.........................        1,028          964             394              39              65              64
  Payable for investment management
    services (note 3)................          583        2,329             437           1,527             673             857
  Other accrued expenses.............        2,846        3,415           3,308           1,859           2,794           3,057
                                        ----------     --------       ---------       ---------       ---------       ---------
    Total Liabilities................        5,087        6,935           4,139           5,579           5,736           4,967
                                        ----------     --------       ---------       ---------       ---------       ---------
Net assets at market value...........   $1,079,244     $865,192       $ 875,670       $ 749,114       $ 601,934       $ 470,127
                                        ==========     ========       =========       =========       =========       =========
Net assets consist of:
  Par value, $1 per membership
    interest.........................   $  116,109     $ 93,530       $  95,303       $  76,133       $  61,606       $  45,842
  Paid-in capital in excess of par
    value............................    1,028,328      871,103         945,812         756,216         667,239         521,189
  Accumulated net realized loss on
    investments (note 1).............     (139,823)    (135,452)       (204,021)       (127,093)       (103,088)       (112,476)
  Net unrealized appreciation
    (depreciation) on investments
    (note 1).........................       71,008       32,956          35,872          42,054         (25,498)         14,245
  Undistributed net investment
    income...........................        3,622        3,055           2,704           1,804           1,675           1,327
                                        ----------     --------       ---------       ---------       ---------       ---------
Net assets at market value...........   $1,079,244     $865,192       $ 875,670       $ 749,114       $ 601,934       $ 470,127
                                        ==========     ========       =========       =========       =========       =========
Membership interest outstanding (note
  4).................................      116,109       93,530          95,303          76,133          61,606          45,842
Net asset value per membership
  interest...........................   $     9.30     $   9.25       $    9.19       $    9.84       $    9.77       $   10.26
                                        ==========     ========       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements

THE DOW(SM)TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)       JUNE 30, 2001 (UNAUDITED)

                                                                                        PORTFOLIOS
                                                         ------------------------------------------------------------------------
                                                         JANUARY (5)   FEBRUARY (5)   MARCH (5)   APRIL (5)   MAY (5)    JUNE (5)
                                                         -----------   ------------   ---------   ---------   --------   --------
Assets:
  Investment in securities, at cost....................   $258,607       $254,195     $286,228    $243,428    $259,481   $249,491
                                                          ========       ========     ========    ========    ========   ========
  Investments in securities at market value (note 1)...   $291,254       $293,782     $301,381    $244,678    $254,581   $244,347
  Cash in bank.........................................        993              0            0          47          17          0
  Receivable for fund interests sold...................          0              0            0           0           0    105,925
  Dividends & accrued interest receivable..............      1,338          1,242          577         512         520          4
  Due from advisor.....................................      2,015          1,772        1,786       1,926       1,697      1,748
  Other................................................        199          1,103        1,350         831         832        841
                                                          --------       --------     --------    --------    --------   --------
    Total Assets.......................................    295,799        297,899      305,094     247,994     257,647    352,865
                                                          --------       --------     --------    --------    --------   --------
Liabilities:
  Cash overdraft.......................................          0          1,487        1,011           0           0        189
  Payable for fund interests redeemed..................          6              6           73          89         125         80
  Payable for investment management services (note
    3).................................................      1,722          1,512        1,524       1,319       1,119      1,039
  Other accrued expenses...............................      1,585          1,662        1,508       1,793       1,632      1,697
                                                          --------       --------     --------    --------    --------   --------
    Total Liabilities..................................      3,313          4,667        4,116       3,201       2,876      3,005
                                                          --------       --------     --------    --------    --------   --------
Net assets at market value.............................   $292,486       $293,232     $300,978    $244,793    $254,771   $349,860
                                                          ========       ========     ========    ========    ========   ========
Net assets consist of:
  Par value, $1 per membership interest................   $ 25,747       $ 23,241     $ 21,634    $ 20,000    $ 19,730   $ 29,501
  Paid-in capital in excess of par value...............    224,525        205,717      201,164     179,895     183,508    288,166
  Accumulated net realized gain on investments (note
    1).................................................      8,346         23,397       61,793      42,786      55,107     37,409
  Net unrealized appreciation (depreciation) on
    investments (note 1)...............................     32,647         39,587       15,153       1,250      (4,900)    (5,144)
  Undistributed (distributions in excess) net
    investment income..................................      1,221          1,290        1,234         862       1,326        (72)
                                                          --------       --------     --------    --------    --------   --------
Net assets at market value.............................   $292,486       $293,232     $300,978    $244,793    $254,771   $349,860
                                                          ========       ========     ========    ========    ========   ========
Membership interest outstanding (note 4)...............     25,747         23,241       21,634      20,000      19,730     29,501
Net asset value per membership interest................   $  11.36       $  12.62     $  13.91    $  12.24    $  12.91   $  11.86
                                                          ========       ========     ========    ========    ========   ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM)TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)       JUNE 30, 2001 (UNAUDITED)

                                                                                   PORTFOLIOS
                                                ---------------------------------------------------------------------------------
                                                JULY (5)   AUGUST (5)   SEPTEMBER (5)   OCTOBER (5)   NOVEMBER (5)   DECEMBER (5)
                                                --------   ----------   -------------   -----------   ------------   ------------
Assets:
  Investment in securities, at cost...........  $130,952    $124,373      $191,317       $232,846       $215,245       $287,653
                                                ========    ========      ========       ========       ========       ========
  Investments in securities at market value
    (note 1)..................................  $159,965    $147,504      $199,437       $270,381       $203,633       $309,360
  Cash in bank................................       152           0             0              0              0              0
  Receivable for securities sold..............       949           0             0              0              0              0
  Dividends & accrued interest receivable.....       526         482           635            987            919            836
  Due from advisor............................     1,883       2,059         3,454          4,082          3,895          2,281
  Other.......................................       822       1,068         1,115          1,354          1,121          1,297
                                                --------    --------      --------       --------       --------       --------
    Total Assets..............................   164,297     151,113       204,641        276,804        209,568        313,774
                                                --------    --------      --------       --------       --------       --------
Liabilities:
  Cash overdraft..............................         0          48         1,086            787            318          1,335
  Payable for fund interests redeemed.........         1           1             4              7              4              7
  Payable for investment management services
    (note 3)..................................       855         760         1,829          3,066          1,866          2,051
  Other accrued expenses......................     1,745       1,695         2,357          1,716          1,578          1,040
                                                --------    --------      --------       --------       --------       --------
    Total Liabilities.........................     2,601       2,504         5,276          5,576          3,766          4,433
                                                --------    --------      --------       --------       --------       --------
Net assets at market value....................  $161,696    $148,609      $199,365       $271,228       $205,802       $309,341
                                                ========    ========      ========       ========       ========       ========
Net assets consist of:
  Par value, $1 per membership interest.......  $ 13,126    $ 12,413      $ 22,940       $ 30,363       $ 22,423       $ 28,242
  Paid-in capital in excess of par value......   118,611     112,598       188,955        265,097        199,576        258,636
  Accumulated net realized gain (loss) on
    investments (note 1)......................       405           0       (21,266)       (62,384)        (5,282)          (138)
  Net unrealized appreciation (depreciation)
    on investments (note 1)...................    29,013      23,131         8,120         37,535        (11,612)        21,707
  Undistributed net investment income.........       541         467           616            617            697            894
                                                --------    --------      --------       --------       --------       --------
Net assets at market value....................  $161,696    $148,609      $199,365       $271,228       $205,802       $309,341
                                                ========    ========      ========       ========       ========       ========
Membership interest outstanding (note 4)......    13,126      12,413        22,940         30,363         22,423         28,242
Net asset value per membership interest.......  $  12.32    $  11.97      $   8.69       $   8.93       $   9.18       $  10.95
                                                ========    ========      ========       ========       ========       ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM)TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS      FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                     PORTFOLIOS
                                                    -----------------------------------------------------------------------------
                                                    JANUARY (10)   FEBRUARY (10)   MARCH (10)   APRIL (10)   MAY (10)   JUNE (10)
                                                    ------------   -------------   ----------   ----------   --------   ---------
Investment income:
  Interest........................................    $    168       $    121       $    158     $   149     $   165    $     78
  Dividends.......................................      10,295         20,609         17,477      21,433      14,728      14,305
                                                      --------       --------       --------     -------     --------   --------
    Total investment income.......................      10,463         20,730         17,635      21,582      14,893      14,383
                                                      --------       --------       --------     -------     --------   --------
Expenses:
  Management fees (note 3)........................       1,948          4,000          3,724       4,208       2,982       3,037
  Custodian fees (note 3).........................       1,387          1,687          1,687       1,687       1,497       1,537
  Directors' fees (note 3)........................         197            494            405         443         308         346
  Professional fees...............................         519            554            544         548         533         536
  Accounting fees.................................         467            800            596         581         436         471
  Printing, proxy, and postage fees...............         655          1,649          1,352       1,481       1,026       1,153
  Filing fees.....................................         109            275            226         246         170         192
  Other...........................................         353            725            672         778         572         569
                                                      --------       --------       --------     -------     --------   --------
    Total expenses................................       5,635         10,184          9,206       9,972       7,524       7,841
                                                      --------       --------       --------     -------     --------   --------
    Less expenses voluntarily reduced or
      reimbursed..................................        (447)          (237)          (155)        (78)        (92)       (267)
                                                      --------       --------       --------     -------     --------   --------
    Net expenses..................................       5,188          9,947          9,051       9,894       7,432       7,574
                                                      --------       --------       --------     -------     --------   --------
    Net investment income.........................    $  5,275       $ 10,783       $  8,584     $11,688     $ 7,461    $  6,809
                                                      --------       --------       --------     -------     --------   --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments.......      48,788        102,778         69,263      38,537      57,240     (19,847)
  Net change in unrealized appreciation
    (depreciation) on
    investments...................................     (33,917)       (55,230)       (21,903)      7,839     (22,780)     58,701
                                                      --------       --------       --------     -------     --------   --------
      Net gain on investments.....................      14,871         47,548         47,360      46,376      34,460      38,854
                                                      --------       --------       --------     -------     --------   --------
      Net increase in net assets from
         operations...............................    $ 20,146       $ 58,331       $ 55,944     $58,064     $41,921    $ 45,663
                                                      ========       ========       ========     =======     ========   ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM)TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS (CONTINUED)      FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                                PORTFOLIOS
                                          ---------------------------------------------------------------------------------------
                                          JULY (10)   AUGUST (10)   SEPTEMBER (10)   OCTOBER (10)   NOVEMBER (10)   DECEMBER (10)
                                          ---------   -----------   --------------   ------------   -------------   -------------
Investment income:
  Interest..............................   $    82      $    78        $    60         $    91        $     98         $   123
  Dividends.............................    16,199       13,514         13,403          10,961           8,922           7,029
                                           -------      -------        -------         -------        --------         -------
    Total investment income.............    16,281       13,592         13,463          11,052           9,020           7,152
                                           -------      -------        -------         -------        --------         -------
Expenses:
  Management fees (note 3)..............     3,301        2,698          2,724           2,407           1,904           1,512
  Custodian fees (note 3)...............     1,526        1,506          1,488           1,424           1,399           1,354
  Directors' fees (note 3)..............       337          315            286             233             208             163
  Professional fees                            536          532            530             523             521             515
  Accounting fees                              460          430            565             509             481             451
  Printing, proxy, and postage fees.....     1,119        1,052            952             780             695             543
  Filing fees...........................       186          176            159             130             116              90
  Other.................................       637          517            514             484             383             301
                                           -------      -------        -------         -------        --------         -------
    Total expenses......................     8,102        7,226          7,218           6,490           5,707           4,929
                                           -------      -------        -------         -------        --------         -------
    Less expenses voluntarily reduced or
      reimbursed........................      (165)        (295)             0            (302)           (632)           (897)
                                           -------      -------        -------         -------        --------         -------
    Net expenses........................     7,937        6,931          7,218           6,188           5,075           4,032
                                           -------      -------        -------         -------        --------         -------
    Net investment income...............   $ 8,344      $ 6,661        $ 6,245         $ 4,864        $  3,945         $ 3,120
                                           -------      -------        -------         -------        --------         -------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss from investments....   $(6,600)     $(4,579)       $(5,603)        $(8,657)       $(22,950)        $(9,504)
  Net change in unrealized appreciation
    on investments......................    31,760       38,560         31,247           5,785          45,283          29,910
                                           -------      -------        -------         -------        --------         -------
      Net gain (loss) on investments....    25,160       33,981         25,644          (2,872)         22,333          20,406
                                           -------      -------        -------         -------        --------         -------
      Net increase in net assets from
         operations.....................   $33,504      $40,642        $31,889         $ 1,992        $ 26,278         $23,526
                                           =======      =======        =======         =======        ========         =======

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM)TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS (CONTINUED)      FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                                        PORTFOLIOS
                                                         ------------------------------------------------------------------------
                                                         JANUARY (5)   FEBRUARY (5)   MARCH (5)   APRIL (5)   MAY (5)    JUNE (5)
                                                         -----------   ------------   ---------   ---------   --------   --------
Investment income:
  Interest.............................................    $    75       $     86     $     70    $    161    $    175   $    137
  Dividends............................................      4,908          5,042        3,518       3,752       3,669      2,155
                                                           -------       --------     --------    --------    --------   --------
    Total investment income............................      4,983          5,128        3,588       3,913       3,844      2,292
                                                           -------       --------     --------    --------    --------   --------
Expenses:
  Management fees (note 3).............................        895            839          875         727         721        591
  Custodian fees (note 3)..............................      1,262          1,251        1,262       1,262       1,253      1,243
  Directors' fees (note 3).............................         71             62           71          71          62         54
  Professional fees....................................        504            504          504         504         504        502
  Accounting fees......................................        159            159          115         159         159        157
  Printing, proxy, and postage fees....................        239            203          237         237         208        179
  Filing fees..........................................         40             34           40          40          34         31
  Other................................................        166            141          165         141         142        117
                                                           -------       --------     --------    --------    --------   --------
    Total expenses.....................................      3,336          3,193        3,269       3,141       3,083      2,874
                                                           -------       --------     --------    --------    --------   --------
    Less expenses voluntarily reduced or reimbursed....       (949)          (955)        (936)     (1,207)     (1,147)    (1,300)
                                                           -------       --------     --------    --------    --------   --------
    Net expenses.......................................      2,387          2,238        2,333       1,934       1,936      1,574
                                                           -------       --------     --------    --------    --------   --------
    Net investment income..............................    $ 2,596       $  2,890     $  1,255    $  1,979    $  1,908   $    718
                                                           -------       --------     --------    --------    --------   --------
Realized & unrealized gain (loss) on investments:
  Net realized gain from investments...................     10,055         29,685       61,854      43,700      55,107     37,409
  Net change in unrealized depreciation on
    investments........................................     (1,059)       (11,831)     (48,869)    (43,390)    (52,033)   (32,595)
                                                           -------       --------     --------    --------    --------   --------
      Net gain on investments..........................      8,996         17,854       12,985         310       3,074      4,814
                                                           -------       --------     --------    --------    --------   --------
      Net increase in net assets from operations.......    $11,592       $ 20,744     $ 14,240    $  2,289    $  4,982   $  5,532
                                                           =======       ========     ========    ========    ========   ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS (CONTINUED)      FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                                   PORTFOLIOS
                                                ---------------------------------------------------------------------------------
                                                JULY (5)   AUGUST (5)   SEPTEMBER (5)   OCTOBER (5)   NOVEMBER (5)   DECEMBER (5)
                                                --------   ----------   -------------   -----------   ------------   ------------
Investment income:
  Interest....................................   $   40      $   50        $   22         $    91       $    70        $    95
  Dividends...................................    2,355       2,110         2,845           4,294         3,044          4,223
                                                 ------      ------        ------         -------       -------        -------
    Total investment income...................    2,395       2,160         2,867           4,385         3,114          4,318
                                                 ------      ------        ------         -------       -------        -------
Expenses:
  Management fees (note 3)....................      460         437           590           1,014           618            919
  Custodian fees (note 3).....................    1,233       1,233         1,245           1,280         1,243          1,243
  Directors' fees (note 3)....................       43          42            54              89            54             54
  Professional fees...........................      502         502           502              56           502            502
  Accounting fees.............................      157         157           157             161           158            157
  Printing, proxy, and postage fees...........      141         139           181             747           179            181
  Filing fees.................................       24          24            31              49            29             31
  Other.......................................       90          90           117             195           117            160
                                                 ------      ------        ------         -------       -------        -------
    Total expenses............................    2,650       2,624         2,877           3,591         2,900          3,247
                                                 ------      ------        ------         -------       -------        -------
    Less expenses voluntarily reduced or
      reimbursed..............................   (1,423)     (1,463)       (1,311)           (886)       (1,252)          (796)
                                                 ------      ------        ------         -------       -------        -------
    Net expenses..............................    1,227       1,161         1,566           2,705         1,648          2,451
                                                 ------      ------        ------         -------       -------        -------
    Net investment income.....................   $1,168      $  999        $1,301         $ 1,680       $ 1,466        $ 1,867
                                                 ------      ------        ------         -------       -------        -------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain (loss) from investments...   $  405      $    0        $    0         $ 5,271       $(1,980)       $  (139)
  Net change in unrealized appreciation
    (depreciation) on investments.............    7,239       2,330         3,324          (8,427)       19,379         18,214
                                                 ------      ------        ------         -------       -------        -------
      Net gain (loss) on investments..........    7,644       2,330         3,324          (3,156)       17,399         18,075
                                                 ------      ------        ------         -------       -------        -------
      Net increase (decrease) in net assets
         from operations......................   $8,812      $3,329        $4,625         $(1,476)      $18,865        $19,942
                                                 ======      ======        ======         =======       =======        =======

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS      FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                         PORTFOLIOS
                                     ----------------------------------------------------------------------------------
                                           JANUARY (10)                 FEBRUARY (10)                 MARCH (10)
                                     -------------------------    -------------------------    ------------------------
                                     SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                       ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                      6/30/01       12/31/00       6/30/01       12/31/00       6/30/01       12/31/00
                                     ----------    ----------     ----------    ----------     ----------    ----------
From operations:
  Net investment income............   $  5,275     $    17,779    $  10,783     $    53,894    $   8,584     $  23,565
  Realized gain (loss) on
    investments....................     48,788        (108,392)     102,778        (118,231)      69,263      (109,285)
  Unrealized appreciation
    (depreciation) on
    investments....................    (33,917)         31,251      (55,230)        175,868      (21,903)      197,357
                                      --------     -----------    ----------    -----------    ----------    ----------
    Net increase (decrease) in net
      assets from operations.......     20,146         (59,362)      58,331         111,531       55,944       111,637
                                      --------     -----------    ----------    -----------    ----------    ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............     (3,103)        (17,856)      (6,811)        (53,098)      (5,459)      (22,027)
                                      --------     -----------    ----------    -----------    ----------    ----------
From capital share transactions
  (note 4):
  Received from shares sold........     71,037       2,383,936      101,525       1,305,965       81,351       569,027
  Received from dividends
    reinvested.....................      3,103          17,856        6,811          53,098        5,459        22,027
  Paid for shares redeemed.........    (79,510)     (2,157,784)    (176,797)     (1,239,812)    (122,458)     (457,917)
                                      --------     -----------    ----------    -----------    ----------    ----------
    Increase (decrease) in net
      assets derived from capital
      share transactions...........     (5,370)        244,008      (68,461)        119,251      (35,648)      133,137
                                      --------     -----------    ----------    -----------    ----------    ----------
    Increase (decrease) in net
      assets.......................     11,673         166,790      (16,941)        177,684       14,837       222,747
Net Assets:
  Beginning of period..............    626,723         459,933    1,339,416       1,161,732    1,239,685     1,016,938
                                      --------     -----------    ----------    -----------    ----------    ----------
  End of period (a)................   $638,396     $   626,723    $1,322,475    $ 1,339,416    $1,254,522    $1,239,685
                                      ========     ===========    ==========    ===========    ==========    ==========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........   $  2,125     $       (47)   $   4,807     $       836    $   4,661     $   1,538
                                      ========     ===========    ==========    ===========    ==========    ==========

                                            PORTFOLIOS
                                     ------------------------
                                            APRIL (10)
                                     ------------------------
                                     SIX MONTHS
                                       ENDED       YEAR ENDED
                                      6/30/01       12/31/00
                                     ----------    ----------
From operations:
  Net investment income............  $  11,688     $   25,025
  Realized gain (loss) on
    investments....................     38,537       (176,220)
  Unrealized appreciation
    (depreciation) on
    investments....................      7,839        186,537
                                     ----------    ----------
    Net increase (decrease) in net
      assets from operations.......     58,064         35,342
                                     ----------    ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............     (7,848)       (23,466)
                                     ----------    ----------
From capital share transactions
  (note 4):
  Received from shares sold........     81,848        709,189
  Received from dividends
    reinvested.....................      7,848         23,466
  Paid for shares redeemed.........   (203,606)      (553,082)
                                     ----------    ----------
    Increase (decrease) in net
      assets derived from capital
      share transactions...........   (113,910)       179,573
                                     ----------    ----------
    Increase (decrease) in net
      assets.......................    (63,694)       191,449
Net Assets:
  Beginning of period..............  1,448,112      1,256,663
                                     ----------    ----------
  End of period (a)................  $1,384,418    $1,448,112
                                     ==========    ==========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........  $   5,394     $    1,559
                                     ==========    ==========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)   FOR THE SIX MONTHS ENDED JUNE
30, 2001 (UNAUDITED)

                                                                        PORTFOLIOS
                                     --------------------------------------------------------------------------------
                                             MAY (10)                   JUNE (10)                   JULY (10)
                                     ------------------------    ------------------------    ------------------------
                                     SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                       ENDED       YEAR ENDED      ENDED       YEAR ENDED      ENDED       YEAR ENDED
                                      6/30/01       12/31/00      6/30/01       12/31/00      6/30/01       12/31/00
                                     ----------    ----------    ----------    ----------    ----------    ----------
From operations:
  Net investment income............  $   7,461     $  14,046     $   6,809     $  18,091     $   8,344     $  16,336
  Realized gain (loss) on
    investments....................     57,240      (119,788)      (19,847)     (172,570)       (6,600)     (112,269)
  Unrealized appreciation
    (depreciation) on
    investments....................    (22,780)      216,251        58,701       157,526        31,760       166,634
                                     ----------    ----------    ----------    ----------    ----------    ----------
    Net increase in net assets from
      operations...................     41,921       110,509        45,663         3,047        33,504        70,701
                                     ----------    ----------    ----------    ----------    ----------    ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............     (4,600)      (13,662)       (4,579)      (17,725)       (4,589)      (16,462)
                                     ----------    ----------    ----------    ----------    ----------    ----------
From capital share transactions
  (note 4):
  Received from shares sold........     79,354       479,949       148,050       443,882         9,020       324,565
  Received from dividends
    reinvested.....................      4,600        13,662         4,579        17,725         4,589        16,462
  Paid for shares redeemed.........   (104,389)     (299,636)     (196,352)     (538,280)     (122,404)     (226,117)
                                     ----------    ----------    ----------    ----------    ----------    ----------
    Increase (decrease) in net
      assets derived from capital
      share transactions...........    (20,435)      193,975       (43,723)      (76,673)     (108,795)      114,910
                                     ----------    ----------    ----------    ----------    ----------    ----------
    Increase (decrease) in net
      assets.......................     16,886       290,822        (2,639)      (91,351)      (79,880)      169,149
Net Assets:
  Beginning of period..............  1,008,104       717,282     1,066,577     1,157,928     1,159,124       989,975
                                     ----------    ----------    ----------    ----------    ----------    ----------
  End of period (a)................  $1,024,990    $1,008,104    $1,063,938    $1,066,577    $1,079,244    $1,159,124
                                     ==========    ==========    ==========    ==========    ==========    ==========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........  $   3,241     $     384     $   2,593     $     366     $   3,622     $    (126)
                                     ==========    ==========    ==========    ==========    ==========    ==========

                                            PORTFOLIOS
                                     ------------------------
                                           AUGUST (10)
                                     ------------------------
                                     SIX MONTHS
                                       ENDED       YEAR ENDED
                                      6/30/01       12/31/00
                                     ----------    ----------
From operations:
  Net investment income............  $   6,661     $  14,943
  Realized gain (loss) on
    investments....................     (4,579)     (114,791)
  Unrealized appreciation
    (depreciation) on
    investments....................     38,560       118,951
                                     ---------     ---------
    Net increase in net assets from
      operations...................     40,642        19,103
                                     ---------     ---------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............     (3,600)      (14,943)
                                     ---------     ---------
From capital share transactions
  (note 4):
  Received from shares sold........      4,773       355,956
  Received from dividends
    reinvested.....................      3,600        14,943
  Paid for shares redeemed.........   (118,695)     (241,809)
                                     ---------     ---------
    Increase (decrease) in net
      assets derived from capital
      share transactions...........   (110,322)      129,090
                                     ---------     ---------
    Increase (decrease) in net
      assets.......................    (73,280)      133,250
Net Assets:
  Beginning of period..............    938,472       805,222
                                     ---------     ---------
  End of period (a)................  $ 865,192     $ 938,472
                                     =========     =========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........  $   3,055     $       0
                                     =========     =========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)   FOR THE SIX MONTHS ENDED JUNE
30, 2001 (UNAUDITED)

                                                                        PORTFOLIOS
                                     --------------------------------------------------------------------------------
                                          SEPTEMBER (10)               OCTOBER (10)               NOVEMBER (10)
                                     ------------------------    ------------------------    ------------------------
                                     SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                       ENDED       YEAR ENDED      ENDED       YEAR ENDED      ENDED       YEAR ENDED
                                      6/30/01       12/31/00      6/30/01       12/31/00      6/30/01       12/31/00
                                     ----------    ----------    ----------    ----------    ----------    ----------
From operations:
  Net investment income............  $   6,245     $  20,683     $   4,864     $  20,470     $   3,945     $  14,303
  Realized loss on investments.....     (5,603)     (177,927)       (8,657)     (110,608)      (22,950)      (80,138)
  Unrealized appreciation
    (depreciation) on
    investments....................     31,247       137,323         5,785       116,158        45,283       (66,069)
                                     ---------     ----------    ---------     ----------    ---------     ----------
    Net increase (decrease) in net
      assets from operations.......     31,889       (19,921)        1,992        26,020        26,278      (131,904)
                                     ---------     ----------    ---------     ----------    ---------     ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............     (3,530)      (20,735)       (2,971)      (20,564)       (2,269)      (14,908)
                                     ---------     ----------    ---------     ----------    ---------     ----------
From capital share transactions
  (note 4):
  Received from shares sold........      8,981       167,034         8,020       103,118        21,404        65,818
  Received from dividends
    reinvested.....................      3,530        20,735         2,971        20,564         2,269        14,908
  Paid for shares redeemed.........   (113,296)     (666,659)     (140,096)     (646,094)     (128,228)     (586,196)
                                     ---------     ----------    ---------     ----------    ---------     ----------
    Decrease in net assets derived
      from capital share
      transactions.................   (100,785)     (478,890)     (129,105)     (522,412)     (104,555)     (505,470)
                                     ---------     ----------    ---------     ----------    ---------     ----------
    Decrease in net assets.........    (72,426)     (519,546)     (130,084)     (516,956)      (80,546)     (652,282)
Net Assets:
  Beginning of period..............    948,096     1,467,642       879,198     1,396,154       682,480     1,334,762
                                     ---------     ----------    ---------     ----------    ---------     ----------
  End of period (a)................  $ 875,670     $ 948,096     $ 749,114     $ 879,198     $ 601,934     $ 682,480
                                     =========     ==========    =========     ==========    =========     ==========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........  $   2,704     $     (12)    $   1,804     $     (90)    $   1,675     $      (1)
                                     =========     ==========    =========     ==========    =========     ==========

                                            PORTFOLIOS
                                     ------------------------
                                          DECEMBER (10)
                                     ------------------------
                                     SIX MONTHS
                                       ENDED       YEAR ENDED
                                      6/30/01       12/31/00
                                     ----------    ----------
From operations:
  Net investment income............  $   3,120     $   12,893
  Realized loss on investments.....     (9,504)      (102,973)
  Unrealized appreciation
    (depreciation) on
    investments....................     29,910        (25,290)
                                     ---------     ----------
    Net increase (decrease) in net
      assets from operations.......     23,526       (115,370)
                                     ---------     ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............     (1,838)       (12,862)
                                     ---------     ----------
From capital share transactions
  (note 4):
  Received from shares sold........      4,028         87,463
  Received from dividends
    reinvested.....................      1,838         12,862
  Paid for shares redeemed.........   (110,991)      (892,510)
                                     ---------     ----------
    Decrease in net assets derived
      from capital share
      transactions.................   (105,125)      (792,185)
                                     ---------     ----------
    Decrease in net assets.........    (83,437)      (920,417)
Net Assets:
  Beginning of period..............    553,564      1,473,981
                                     ---------     ----------
  End of period (a)................  $ 470,127     $  553,564
                                     =========     ==========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........  $   1,327     $       45
                                     =========     ==========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)   FOR SIX MONTHS ENDED JUNE 30,
2001 (UNAUDITED)

                                                                        PORTFOLIOS
                                     --------------------------------------------------------------------------------
                                           JANUARY (5)                 FEBRUARY (5)                 MARCH (5)
                                     ------------------------    ------------------------    ------------------------
                                     SIX MONTHS       FROM       SIX MONTHS       FROM       SIX MONTHS       FROM
                                       ENDED       1/3/00(B)       ENDED       2/1/00(B)       ENDED       3/1/00(B)
                                      6/30/01       12/31/00      6/30/01       12/31/00      6/30/01       12/31/00
                                     ----------    ---------     ----------    ---------     ----------    ---------
From operations:
  Net investment income............   $  2,596      $  7,347      $  2,890      $  5,507      $  1,255      $  5,440
  Realized gain (loss) on
    investments....................     10,055        (1,709)       29,685        (6,288)       61,854         1,218
  Unrealized appreciation
    (depreciation) on
    investments....................     (1,059)       33,707       (11,831)       51,419       (48,869)       64,022
                                      --------      --------      --------      --------      --------      --------
    Net increase in net assets from
      operations...................     11,592        39,345        20,744        50,638        14,240        70,680
                                      --------      --------      --------      --------      --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............     (1,398)       (7,325)       (1,596)       (5,512)            0        (5,464)
    Capital gains distributions....          0             0             0             0             0        (1,277)
                                      --------      --------      --------      --------      --------      --------
      Total dividends and
         distributions.............     (1,398)       (7,325)       (1,596)       (5,512)            0        (6,741)
                                      --------      --------      --------      --------      --------      --------
From capital share transactions
  (note 4):
  Received from shares sold........     23,133       270,985        54,425       221,206        52,352       209,373
  Received from dividends
    reinvested.....................      1,398         7,325         1,596         5,512             0         6,741
  Paid for shares redeemed.........    (20,705)      (31,864)      (17,139)      (36,642)      (38,290)       (7,377)
                                      --------      --------      --------      --------      --------      --------
    Increase in net assets derived
      from capital share
      transactions.................      3,826       246,446        38,882       190,076        14,062       208,737
                                      --------      --------      --------      --------      --------      --------
    Increase in net assets.........     14,020       278,466        58,030       235,202        28,302       272,676
Net Assets:
  Beginning of period..............    278,466             0       235,202             0       272,676             0
                                      --------      --------      --------      --------      --------      --------
  End of period (a)................   $292,486      $278,466      $293,232      $235,202      $300,978      $272,676
                                      ========      ========      ========      ========      ========      ========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........   $  1,221      $     22      $  1,290      $     (5)     $  1,234      $    (24)
                                      ========      ========      ========      ========      ========      ========

                                            PORTFOLIOS
                                     ------------------------
                                            APRIL (5)
                                     ------------------------
                                     SIX MONTHS       FROM
                                       ENDED       4/3/00(B)
                                      6/30/01       12/31/00
                                     ----------    ---------
From operations:
  Net investment income............   $  1,979      $  4,282
  Realized gain (loss) on
    investments....................     43,700          (914)
  Unrealized appreciation
    (depreciation) on
    investments....................    (43,390)       44,640
                                      --------      --------
    Net increase in net assets from
      operations...................      2,289        48,008
                                      --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............     (1,088)       (4,311)
    Capital gains distributions....          0             0
                                      --------      --------
      Total dividends and
         distributions.............     (1,088)       (4,311)
                                      --------      --------
From capital share transactions
  (note 4):
  Received from shares sold........     20,932       232,532
  Received from dividends
    reinvested.....................      1,088         4,311
  Paid for shares redeemed.........    (16,376)      (42,592)
                                      --------      --------
    Increase in net assets derived
      from capital share
      transactions.................      5,644       194,251
                                      --------      --------
    Increase in net assets.........      6,845       237,948
Net Assets:
  Beginning of period..............    237,948             0
                                      --------      --------
  End of period (a)................   $244,793      $237,948
                                      ========      ========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........   $    862      $    (29)
                                      ========      ========

---------------

(b) Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)   FOR SIX MONTHS ENDED JUNE 30,
2001 (UNAUDITED)

                                                                        PORTFOLIOS
                                     --------------------------------------------------------------------------------
                                             MAY (5)                     JUNE (5)                    JULY (5)
                                     ------------------------    ------------------------    ------------------------
                                     SIX MONTHS       FROM       SIX MONTHS       FROM       SIX MONTHS       FROM
                                       ENDED       5/1/00(B)       ENDED       6/1/00(B)       ENDED       7/3/00(B)
                                      6/30/01       12/31/00      6/30/01       12/31/00      6/30/01       12/31/00
                                     ----------    ---------     ----------    ---------     ----------    ---------
From operations:
  Net investment income............   $  1,908      $  3,434      $    718      $  2,500      $  1,168      $  1,521
  Realized gain on investments.....     55,107           489        37,409            16           405             0
  Unrealized appreciation
    (depreciation) on
    investments....................    (52,033)       47,135       (32,595)       27,451         7,239        21,774
                                      --------      --------      --------      --------      --------      --------
    Net increase in net assets from
      operations...................      4,982        51,058         5,532        29,967         8,812        23,295
                                      --------      --------      --------      --------      --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............       (549)       (3,469)         (780)       (2,508)         (623)       (1,525)
    Capital gains distributions....          0          (489)            0           (16)            0             0
                                      --------      --------      --------      --------      --------      --------
      Total dividends and
         distributions.............       (549)       (3,958)         (780)       (2,524)         (623)       (1,525)
                                      --------      --------      --------      --------      --------      --------
From capital share transactions
  (note 4):
  Received from shares sold........     14,007       197,464       153,698       167,335         1,385       130,388
  Received from dividends
    reinvested.....................        548         3,958           780         2,524           623         1,525
  Paid for shares redeemed.........     (4,203)       (8,536)       (1,700)       (4,972)         (507)       (1,677)
                                      --------      --------      --------      --------      --------      --------
    Increase in net assets derived
      from capital share
      transactions.................     10,352       192,886       152,778       164,887         1,501       130,236
                                      --------      --------      --------      --------      --------      --------
    Increase in net assets.........     14,785       239,986       157,530       192,330         9,690       152,006
Net Assets:
  Beginning of period..............    239,986             0       192,330             0       152,006             0
                                      --------      --------      --------      --------      --------      --------
  End of period (a)................   $254,771      $239,986      $349,860      $192,330      $161,696      $152,006
                                      ========      ========      ========      ========      ========      ========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........   $  1,326      $    (35)     $    (72)     $     (8)     $    541      $     (4)
                                      ========      ========      ========      ========      ========      ========

                                            PORTFOLIOS
                                     ------------------------
                                            AUGUST (5)
                                     ------------------------
                                     SIX MONTHS       FROM
                                       ENDED       8/1/00(B)
                                      6/30/01       12/31/00
                                     ----------    ---------
From operations:
  Net investment income............   $    999      $  1,076
  Realized gain on investments.....          0             0
  Unrealized appreciation
    (depreciation) on
    investments....................      2,330        20,800
                                      --------      --------
    Net increase in net assets from
      operations...................      3,329        21,876
                                      --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............       (528)       (1,080)
    Capital gains distributions....          0             0
                                      --------      --------
      Total dividends and
         distributions.............       (528)       (1,080)
                                      --------      --------
From capital share transactions
  (note 4):
  Received from shares sold........      1,385       124,958
  Received from dividends
    reinvested.....................        528         1,080
  Paid for shares redeemed.........       (696)       (2,243)
                                      --------      --------
    Increase in net assets derived
      from capital share
      transactions.................      1,217       123,795
                                      --------      --------
    Increase in net assets.........      4,018       144,591
Net Assets:
  Beginning of period..............    144,591             0
                                      --------      --------
  End of period (a)................   $148,609      $144,591
                                      ========      ========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........   $    467      $     (4)
                                      ========      ========

---------------

(b) Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)   FOR SIX MONTHS ENDED JUNE 30,
2001 (UNAUDITED)

                                                                        PORTFOLIOS
                                     --------------------------------------------------------------------------------
                                          SEPTEMBER (5)                OCTOBER (5)                 NOVEMBER (5)
                                     ------------------------    ------------------------    ------------------------
                                     SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                       ENDED       YEAR ENDED      ENDED       YEAR ENDED      ENDED       YEAR ENDED
                                      6/30/01       12/31/00      6/30/01       12/31/00      6/30/01       12/31/00
                                     ----------    ----------    ----------    ----------    ----------    ----------
From operations:
  Net investment income............   $  1,301      $  3,698      $  1,680      $  7,140      $  1,466      $  4,404
  Realized gain (loss) on
    investments....................          0       (20,821)        5,271       (67,655)       (1,980)       (3,302)
  Unrealized appreciation
    (depreciation) on
    investments....................      3,324        45,318        (8,427)       91,477        19,379       (28,762)
                                      --------      --------      --------      --------      --------      --------
    Net increase (decrease) in net
      assets from operations.......      4,625        28,195        (1,476)       30,962        18,865       (27,660)
                                      --------      --------      --------      --------      --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............       (683)       (3,739)       (1,061)       (7,147)         (788)       (4,573)
    Capital gains distributions....          0             0             0             0             0             0
                                      --------      --------      --------      --------      --------      --------
      Total dividends and
         distributions.............       (683)       (3,739)       (1,061)       (7,147)         (788)       (4,573)
                                      --------      --------      --------      --------      --------      --------
From capital share transactions
  (note 4):
  Received from shares sold........      1,382        22,181         1,566        56,634         6,973        18,078
  Received from dividends
    reinvested.....................        683         3,739         1,061         7,147           788         4,573
  Paid for shares redeemed.........     (2,683)      (11,124)      (71,365)      (16,410)      (15,457)       (7,301)
                                      --------      --------      --------      --------      --------      --------
    Increase (decrease) in net
      assets derived from capital
      share transactions...........       (618)       14,796       (68,738)       47,371        (7,696)       15,350
                                      --------      --------      --------      --------      --------      --------
    Increase (decrease) in net
      assets.......................      3,324        39,252       (71,275)       71,186        10,381       (16,883)
Net Assets:
  Beginning of period..............    196,041       156,789       342,503       271,317       195,421       212,304
                                      --------      --------      --------      --------      --------      --------
  End of period (a)................   $199,365      $196,041      $271,228      $342,503      $205,802      $195,421
                                      ========      ========      ========      ========      ========      ========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........   $    616      $     (2)     $    617      $     (3)     $    697      $     19
                                      ========      ========      ========      ========      ========      ========

                                            PORTFOLIOS
                                     ------------------------
                                           DECEMBER (5)
                                     ------------------------
                                     SIX MONTHS
                                       ENDED       YEAR ENDED
                                      6/30/01       12/31/00
                                     ----------    ----------
From operations:
  Net investment income............   $  1,867      $  3,763
  Realized gain (loss) on
    investments....................       (139)        5,542
  Unrealized appreciation
    (depreciation) on
    investments....................     18,214         3,317
                                      --------      --------
    Net increase (decrease) in net
      assets from operations.......     19,942        12,622
                                      --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net
      investment income............     (1,017)       (3,710)
    Capital gains distributions....          0        (5,542)
                                      --------      --------
      Total dividends and
         distributions.............     (1,017)       (9,252)
                                      --------      --------
From capital share transactions
  (note 4):
  Received from shares sold........      1,440        93,766
  Received from dividends
    reinvested.....................      1,017         9,252
  Paid for shares redeemed.........    (12,634)      (13,146)
                                      --------      --------
    Increase (decrease) in net
      assets derived from capital
      share transactions...........    (10,177)       89,872
                                      --------      --------
    Increase (decrease) in net
      assets.......................      8,748        93,242
Net Assets:
  Beginning of period..............    300,593       207,351
                                      --------      --------
  End of period (a)................   $309,341      $300,593
                                      ========      ========
(a) Includes undistributed
    (distributions in excess) net
    investment income of...........   $    894      $     44
                                      ========      ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS             FOR SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                              PORTFOLIOS
                                     --------------------------------------------------------------------------------------------
                                                 JANUARY (10)                             FEBRUARY (10)                MARCH (10)
                                     -------------------------------------    -------------------------------------    ----------
                                     SIX MONTHS      YEAR         FROM        SIX MONTHS      YEAR         FROM        SIX MONTHS
                                       ENDED        ENDED       1/4/99(D)       ENDED        ENDED       2/1/99(D)       ENDED
                                      6/30/01      12/31/00    TO 12/31/99     6/30/01      12/31/00    TO 12/31/99     6/30/01
                                     ----------    --------    -----------    ----------    --------    -----------    ----------
Per membership interest data:
Net asset value, beginning of
  period...........................    $ 9.98      $ 10.03       $10.00         $10.45       $10.25       $10.00         $10.18
Income(loss) from investment
  operations:
  Net investment income............      0.08         0.19         0.19           0.08         0.35         0.17           0.07
  Net realized & unrealized
    gain(loss) on investments......      0.21        (0.05)        0.09           0.43         0.20         0.47           0.36
                                       ------      -------       ------         ------       ------       ------         ------
    Total income from investment
      operations...................      0.29         0.14         0.28           0.51         0.55         0.64           0.43
                                       ------      -------       ------         ------       ------       ------         ------
Less distributions:
  Dividends from net investment
    income.........................     (0.05)       (0.19)       (0.19)         (0.05)       (0.35)       (0.16)         (0.04)
  Distributions from net realized
    capital gains..................      0.00         0.00        (0.06)          0.00         0.00        (0.23)          0.00
                                       ------      -------       ------         ------       ------       ------         ------
    Total distributions............     (0.05)       (0.19)       (0.25)         (0.05)       (0.35)       (0.39)         (0.04)
                                       ------      -------       ------         ------       ------       ------         ------
Net asset value, end of period.....    $10.22      $  9.98       $10.03         $10.91       $10.45       $10.25         $10.57
                                       ======      =======       ======         ======       ======       ======         ======
Total return.......................      2.98%(b)     1.79%        2.88%(b)       4.94%(b)     5.65%        6.37%(b)       4.35%(b)
Ratios net of fees reimbursed by
  advisor(c):
  Ratio of expenses to average net
    assets.........................      1.60%(a)     1.31%        0.99%(a)       1.49%(a)     0.05%        1.07%(a)       1.46%(a)
  Ratio of net investment income to
    average net assets.............      1.63%(a)     2.07%        1.79%(a)       1.61%(a)     3.30%        1.63%(a)       1.38%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average
    net............................      1.74%(a)     1.81%        1.99%(a)       1.81%(a)     1.27%        1.24%(a)       1.48%(a)
Portfolio turnover rate............        33%         274%          20%            22%          86%          25%            19%
Net assets at end of
  period(millions).................    $  0.6      $   0.6       $  0.5         $  1.3       $  1.3       $  1.2         $  1.3

                                           PORTFOLIOS
                                     -----------------------
                                         MARCH (10)
                                     -----------------------
                                       YEAR         FROM
                                      ENDED       3/1/99(D)
                                     12/31/00    TO 12/31/99
                                     --------    -----------
Per membership interest data:
Net asset value, beginning of
  period...........................   $ 9.74       $ 10.00
Income(loss) from investment
  operations:
  Net investment income............     0.17          0.12
  Net realized & unrealized
    gain(loss) on investments......     0.44          0.04
                                      ------       -------
    Total income from investment
      operations...................     0.61          0.16
                                      ------       -------
Less distributions:
  Dividends from net investment
    income.........................    (0.17)        (0.12)
  Distributions from net realized
    capital gains..................     0.00         (0.30)
                                      ------       -------
    Total distributions............    (0.17)        (0.42)
                                      ------       -------
Net asset value, end of period.....   $10.18       $  9.74
                                      ======       =======
Total return.......................     6.30%         1.96%(b)
Ratios net of fees reimbursed by
  advisor(c):
  Ratio of expenses to average net
    assets.........................     1.36%         1.38%(a)
  Ratio of net investment income to
    average net assets.............     2.01%         1.31%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average
    net............................     1.36%         1.38%(a)
Portfolio turnover rate............       54%           39%
Net assets at end of
  period(millions).................   $  1.2       $   1.0

---------------

(a) Annualized

(b) Calculated on an aggregate basis(not annualized)

(c) The advisor has reimbursed certain operating expenses

(d) Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                              PORTFOLIOS
                                     --------------------------------------------------------------------------------------------
                                                  APRIL (10)                                MAY (10)                   JUNE (10)
                                     -------------------------------------    -------------------------------------    ----------
                                     SIX MONTHS      YEAR         FROM        SIX MONTHS      YEAR         FROM        SIX MONTHS
                                       ENDED        ENDED       4/1/99(D)       ENDED        ENDED       5/3/99(D)       ENDED
                                      6/30/01      12/31/00    TO 12/31/99     6/30/01      12/31/00    TO 12/31/99     6/30/01
                                     ----------    --------    -----------    ----------    --------    -----------    ----------
Per membership interest data:
Net asset value, beginning of
  period...........................    $10.11       $10.03       $10.00         $ 9.39       $ 8.31       $ 10.00        $ 9.01
Income(loss) from investment
  operations:
  Net investment income............      0.09         0.18         0.13           0.07         0.14          0.09          0.03
  Net realized & unrealized
    gain(loss) on investments......      0.30         0.08         0.14           0.33         1.08         (1.69)         0.38
                                       ------       ------       ------         ------       ------       -------        ------
    Total income(loss) from
      investment operations........      0.39         0.26         0.27           0.40         1.22         (1.60)         0.41
                                       ------       ------       ------         ------       ------       -------        ------
Less distributions:
  Dividends from net investment
    income.........................     (0.06)       (0.18)       (0.13)         (0.04)       (0.14)        (0.09)        (0.04)
  Distributions from net realized
    capital gains..................      0.00         0.00        (0.11)          0.00         0.00          0.00          0.00
                                       ------       ------       ------         ------       ------       -------        ------
    Total distributions............     (0.06)       (0.18)       (0.24)         (0.04)       (0.14)        (0.09)        (0.04)
                                       ------       ------       ------         ------       ------       -------        ------
Net asset value, end of period.....    $10.44       $10.11       $10.03         $ 9.75       $ 9.39       $  8.31        $ 9.38
                                       ======       ======       ======         ======       ======       =======        ======
Total return.......................      3.87%(b)     2.54%        2.50%(b)       4.45%(b)    14.48%       (16.14)%(b)     4.65%(b)
Ratios net of fees reimbursed by
  advisor(c):
  Ratio of expenses to average net
    assets.........................      1.40%(a)     1.34%        1.17%(a)       1.49%(a)     1.51%         1.50%(a)      1.48%(a)
  Ratio of net investment income to
    average net assets.............      5.47%(a)     2.01%        1.55%(a)       1.50%(a)     1.76%         1.54%(a)      1.33%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets.........................      1.41%(a)     1.36%        1.18%(a)       1.51%(a)     1.51%         1.52%(a)      1.53%(a)
Portfolio turnover rate............        24%          62%          25%            31%          62%           29%           23%
Net assets at end of
  period(millions).................    $  1.4          1.4       $  1.3         $  1.0       $  1.0       $   0.7        $  1.1

                                           PORTFOLIOS
                                     -----------------------
                                            JUNE (10)
                                     -----------------------
                                       YEAR         FROM
                                      ENDED       6/1/99(D)
                                     12/31/00    TO 12/31/99
                                     --------    -----------
Per membership interest data:
Net asset value, beginning of
  period...........................   $ 8.96       $ 10.00
Income(loss) from investment
  operations:
  Net investment income............     0.15          0.09
  Net realized & unrealized
    gain(loss) on investments......     0.05         (1.04)
                                      ------       -------
    Total income(loss) from
      investment operations........     0.20         (0.95)
                                      ------       -------
Less distributions:
  Dividends from net investment
    income.........................    (0.15)        (0.09)
  Distributions from net realized
    capital gains..................     0.00          0.00
                                      ------       -------
    Total distributions............    (0.15)        (0.09)
                                      ------       -------
Net asset value, end of period.....   $ 9.01       $  8.96
                                      ======       =======
Total return.......................     2.32%        (9.57)%(b)
Ratios net of fees reimbursed by
  advisor(c):
  Ratio of expenses to average net
    assets.........................     1.45%         1.18%(a)
  Ratio of net investment income to
    average net assets.............     1.89%         1.57%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets.........................     1.45%         1.19%(a)
Portfolio turnover rate............       67%           14%
Net assets at end of
  period(millions).................   $  1.1       $   1.2

---------------

(a) Annualized

(b) Calculated on an aggregate basis(not annualized)

(c) The advisor has reimbursed certain operating expenses

(d) Represents Commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                     PORTFOLIOS
                                     --------------------------------------------------------------------------
                                                  JULY(10)                              AUGUST(10)
                                     -----------------------------------    -----------------------------------
                                     6 MONTHS      YEAR         FROM        6 MONTHS      YEAR         FROM
                                      ENDED       ENDED      7/1/99 (D)      ENDED       ENDED      8/2/99 (D)
                                     6/30/01     12/31/00    TO 12/31/99    6/30/01     12/31/00    TO 12/31/99
                                     --------    --------    -----------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period...........................   $ 9.04      $ 8.82       $10.00        $ 8.87      $ 8.88       $10.00
Income(loss) from investment
  operations:
  Net investment income............     0.07        0.15         0.09          0.07        0.16         0.09
  Net realized & unrealized
    gain(loss) on investments......     0.23        0.22        (1.18)         0.35       (0.01)       (1.12)
                                      ------      ------       ------        ------      ------       ------
    Total income(loss) from
      investment operations........     0.30        0.37        (1.09)         0.42        0.15        (1.03)
                                      ------      ------       ------        ------      ------       ------
Less distributions:
  Dividends from net investment
    income.........................    (0.04)      (0.15)       (0.09)        (0.04)      (0.16)       (0.09)
  Distributions from net realized
    capital gains..................     0.00        0.00         0.00          0.00        0.00         0.00
                                      ------      ------       ------        ------      ------       ------
    Total distributions............    (0.04)      (0.15)       (0.09)        (0.04)      (0.16)       (0.09)
                                      ------      ------       ------        ------      ------       ------
Net asset value, end of period.....   $ 9.30      $ 9.04       $ 8.82        $ 9.25      $ 8.87       $ 8.88
                                      ======      ======       ======        ======      ======       ======
Total return.......................     3.28%(b)    4.34%      (10.90)%(b)     4.70%(b)    1.80%      (10.37)%(b)
Ratios net of fees reimbursed by
  advisor(c):
  Ratio of expenses to average net
    assets.........................     1.43%(a)    1.46%        1.14%(a)      1.52%(a)    1.35%        0.94%(a)
  Ratio of net investment income to
    average net assets.............     1.50%(a)    1.77%        1.88%(a)      1.47%(a)    1.84%        2.21%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets.........................     1.46%(a)    1.46%        1.16%(a)      1.59%(a)    1.55%        1.32%(a)
Portfolio turnover rate............        0%         54%          20%            0%         59%          21%
Net assets at end of
  period(millions).................   $  1.1      $  1.2       $  1.0        $  0.9      $  0.9       $  0.8

                                                 PORTFOLIOS
                                     -----------------------------------
                                                SEPTEMBER(10)
                                     -----------------------------------
                                     6 MONTHS      YEAR         FROM
                                      ENDED       ENDED      9/1/99 (D)
                                     6/30/01     12/31/00    TO 12/31/99
                                     --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period...........................   $ 8.89      $ 8.78       $10.00
Income(loss) from investment
  operations:
  Net investment income............     0.07        0.16         0.05
  Net realized & unrealized
    gain(loss) on investments......     0.27        0.11        (1.22)
                                      ------      ------       ------
    Total income(loss) from
      investment operations........     0.34        0.27        (1.17)
                                      ------      ------       ------
Less distributions:
  Dividends from net investment
    income.........................    (0.04)      (0.16)       (0.05)
  Distributions from net realized
    capital gains..................     0.00        0.00         0.00
                                      ------      ------       ------
    Total distributions............    (0.04)      (0.16)       (0.05)
                                      ------      ------       ------
Net asset value, end of period.....   $ 9.19      $ 8.89       $ 8.78
                                      ======      ======       ======
Total return.......................     3.72%(b)    3.48%      (11.65)%(b)
Ratios net of fees reimbursed by
  advisor(c):
  Ratio of expenses to average net
    assets.........................     1.58%(a)    1.44%        0.88%(a)
  Ratio of net investment income to
    average net assets.............     1.36%(a)    1.91%        1.80%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets.........................     1.58%(a)    1.46%        1.02%(a)
Portfolio turnover rate............        0%         39%          12%
Net assets at end of
  period(millions).................   $  0.9      $  0.9       $  1.5

---------------

(a) Annualized

(b) Calculated on an aggregate basis(not annualized)

(c) The advisor has reimbursed certain operating expenses

(d) Represents Commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                              PORTFOLIOS
                                     --------------------------------------------------------------------------------------------
                                                 OCTOBER (10)                             NOVEMBER (10)                DECEMBER (10)
                                     -------------------------------------    -------------------------------------    ----------
                                     SIX MONTHS      YEAR         FROM        SIX MONTHS      YEAR         FROM        SIX MONTHS
                                       ENDED        ENDED      10/1/99(D)       ENDED        ENDED      11/1/99(D)       ENDED
                                      6/30/01      12/31/00    TO 12/31/99     6/30/01      12/31/00    TO 12/31/99     6/30/01
                                     ----------    --------    -----------    ----------    --------    -----------    ----------
Per membership interest data:
Net asset value, beginning of
  period...........................    $ 9.80       $ 9.20       $10.00         $ 9.36       $10.08       $10.00         $ 9.79
Income(loss) from investment
  operations:
  Net investment income............      0.06         0.18         0.06           0.06         0.14         0.03           0.07
  Net realized & unrealized
    gain(loss) on investments......      0.02         0.60        (0.80)          0.38        (0.71)        0.08           0.44
                                       ------       ------       ------         ------       ------       ------         ------
    Total income(loss) from
      investment operations........      0.08         0.78        (0.74)          0.44        (0.57)        0.11           0.51
                                       ------       ------       ------         ------       ------       ------         ------
Less distributions:
  Dividends from net investment
    income.........................     (0.04)       (0.18)       (0.06)         (0.03)       (0.15)       (0.03)         (0.04)
  Distributions from net realized
    capital gains..................      0.00         0.00         0.00           0.00         0.00         0.00           0.00
                                       ------       ------       ------         ------       ------       ------         ------
    Total distributions............     (0.04)       (0.18)       (0.06)         (0.03)       (0.15)       (0.03)         (0.04)
                                       ------       ------       ------         ------       ------       ------         ------
Net asset value, end of period.....    $ 9.84       $ 9.80       $ 9.20         $ 9.77       $ 9.36       $10.08         $10.26
                                       ======       ======       ======         ======       ======       ======         ======
Total return.......................      0.79%(b)     9.12%       (7.33)%(b)      4.75%(b)    (5.40)%       1.13%(b)       5.21%(b)
Ratios net of fees reimbursed by
  advisor(c):
  Ratio of expenses to average net
    assets.........................      1.52%(a)     1.27%        0.85%(a)       1.58%(a)     1.54%        0.73%(a)       1.58%(a)
  Ratio of net investment income to
    average net assets.............      1.19%(a)     2.07%        2.50%(a)       1.23%(a)     1.59%        2.05%(a)       1.22%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets.........................      1.59%(a)     1.50%        0.97%(a)       1.77%(a)     1.60%        0.99%(a)       1.93%(a)
Portfolio turnover rate............         0%          43%          14%             0%          20%           0%             4%
Net assets at end of
  period(millions).................    $  0.7       $  0.9       $  1.4         $  0.6       $  0.7       $  1.3         $  0.5

                                           PORTFOLIOS
                                     -----------------------
                                        DECEMBER (10)
                                     -----------------------
                                       YEAR         FROM
                                      ENDED      12/1/99(D)
                                     12/31/00    TO 12/31/99
                                     --------    -----------
Per membership interest data:
Net asset value, beginning of
  period...........................   $10.01       $10.00
Income(loss) from investment
  operations:
  Net investment income............     0.15         0.01
  Net realized & unrealized
    gain(loss) on investments......    (0.22)        0.01
                                      ------       ------
    Total income(loss) from
      investment operations........    (0.07)        0.02
                                      ------       ------
Less distributions:
  Dividends from net investment
    income.........................    (0.15)       (0.01)
  Distributions from net realized
    capital gains..................     0.00         0.00
                                      ------       ------
    Total distributions............    (0.15)       (0.01)
                                      ------       ------
Net asset value, end of period.....   $ 9.79       $10.01
                                      ======       ======
Total return.......................    (0.37)%       0.17%(b)
Ratios net of fees reimbursed by
  advisor(c):
  Ratio of expenses to average net
    assets.........................     1.52%        0.50%(a)
  Ratio of net investment income to
    average net assets.............     1.62%        0.81%(a)
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets.........................     1.75%        0.90%(a)
Portfolio turnover rate............       35%           0%
Net assets at end of
  period(millions).................   $  0.6       $  1.5

---------------

(a) Annualized

(b) Calculated on an aggregate basis(not annualized)

(c) The advisor has reimbursed certain operating expenses

(d) Represents Commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                        PORTFOLIOS
                                     --------------------------------------------------------------------------------
                                           JANUARY (5)                 FEBRUARY (5)                 MARCH (5)
                                     ------------------------    ------------------------    ------------------------
                                     SIX MONTHS       FROM       SIX MONTHS       FROM       SIX MONTHS       FROM
                                       ENDED       1/3/00(D)       ENDED       2/1/00(D)       ENDED       3/1/00(D)
                                      6/30/01       12/31/00      6/30/01       12/31/00      6/30/01       12/31/00
                                     ----------    ---------     ----------    ---------     ----------    ---------
Per membership interest data:
Net asset value, beginning of
  period...........................    $10.98        $10.00        $11.87        $10.00        $13.28        $10.00
Income from investment operations:
  Net investment income............      0.10          0.30          0.11          0.28          0.06          0.27
  Net realized & unrealized gain on
    investments....................      0.33          0.98          0.69          1.87          0.57          3.34
                                       ------        ------        ------        ------        ------        ------
    Total income from investment
      operations...................      0.43          1.28          0.80          2.15          0.63          3.61
                                       ------        ------        ------        ------        ------        ------
Less distributions:
  Dividends from net investment
    income.........................     (0.05)        (0.30)        (0.05)        (0.28)         0.00         (0.27)
  Dividends from capital gains.....      0.00          0.00          0.00          0.00          0.00         (0.06)
    Total distributions............     (0.05)        (0.30)        (0.05)        (0.28)         0.00         (0.33)
                                       ------        ------        ------        ------        ------        ------
Net asset value, end of period.....    $11.36        $10.98        $12.62        $11.87        $13.91        $13.28
                                       ======        ======        ======        ======        ======        ======
Total return (b)...................      3.94%        13.17%         6.92%        21.91%         4.72%        36.57%
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a).....................      1.61%         0.77%         1.63%         0.97%         1.61%         0.92%
  Ratio of net investment income to
    average net assets (a).........      1.75%         3.32%         2.11%         2.03%         0.87%         2.47%
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets (a).....................      2.25%         2.40%         2.33%         2.05%         2.26%         2.18%
Portfolio turnover rate............        33%            5%           37%           23%           62%            7%
Net assets at end of period
  (millions).......................    $  0.3        $  0.3        $  0.3        $  0.2        $  0.3        $  0.3

                                            PORTFOLIOS
                                     ------------------------
                                            APRIL (5)
                                     ------------------------
                                     SIX MONTHS       FROM
                                       ENDED       4/3/00(D)
                                      6/30/01       12/31/00
                                     ----------    ---------
Per membership interest data:
Net asset value, beginning of
  period...........................    $12.21        $10.00
Income from investment operations:
  Net investment income............      0.09          0.21
  Net realized & unrealized gain on
    investments....................      0.00          2.21
                                       ------        ------
    Total income from investment
      operations...................      0.09          2.42
                                       ------        ------
Less distributions:
  Dividends from net investment
    income.........................     (0.06)        (0.21)
  Dividends from capital gains.....      0.00          0.00
    Total distributions............     (0.06)        (0.21)
                                       ------        ------
Net asset value, end of period.....    $12.24        $12.21
                                       ======        ======
Total return (b)...................      0.70%        24.51%
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a).....................      1.60%         0.97%
  Ratio of net investment income to
    average net assets (a).........      1.64%         2.03%
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets (a).....................      2.60%         2.05%
Portfolio turnover rate............        55%           27%
Net assets at end of period
  (millions).......................    $  0.2        $  0.2

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

(c) The advisor has reimbursed certain operating expenses.

(d) Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                        PORTFOLIOS
                                     --------------------------------------------------------------------------------
                                             MAY (5)                     JUNE (5)                    JULY (5)
                                     ------------------------    ------------------------    ------------------------
                                     SIX MONTHS       FROM       SIX MONTHS       FROM       SIX MONTHS       FROM
                                       ENDED       5/1/00(D)       ENDED       6/1/00(D)       ENDED       7/1/00(D)
                                      6/30/01       12/31/00      6/30/01       12/31/00      6/30/01       12/31/00
                                     ----------    ---------     ----------    ---------     ----------    ---------
Per membership interest data:
Net asset value, beginning of
  period...........................    $12.65        $10.00        $11.56        $10.00        $11.69        $10.00
Income from investment operations:
  Net investment income............      0.10          0.19          0.05          0.16          0.09          0.12
  Net realized & unrealized gain on
    investments....................      0.19          2.68          0.30          1.56          0.59          1.69
                                       ------        ------        ------        ------        ------        ------
    Total income from investment
      operations...................      0.29          2.87          0.35          1.72          0.68          1.81
                                       ------        ------        ------        ------        ------        ------
Less distributions:
  Dividends from net investment
    income.........................     (0.03)        (0.19)        (0.05)        (0.16)        (0.05)        (0.12)
  Dividends from capital gains.....      0.00         (0.03)         0.00          0.00          0.00          0.00
                                       ------        ------        ------        ------        ------        ------
    Total distributions............     (0.03)        (0.22)        (0.05)        (0.16)        (0.05)        (0.12)
                                       ------        ------        ------        ------        ------        ------
Net asset value, end of period.....    $12.91        $12.65        $11.86        $11.56        $12.32        $11.69
                                       ======        ======        ======        ======        ======        ======
Total return (b)...................      2.28%        28.94%         2.97%        17.35%         5.81%        18.24%
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a).....................      1.61%         0.94%         1.60%         0.93%         1.60%         0.80%
  Ratio of net investment income to
    average net assets (a).........      1.59%         1.78%         0.73%         1.53%         1.52%         1.16%
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets (a).....................      2.56%         1.99%         2.92%         1.99%         3.46%         2.01%
Portfolio turnover rate............        57%            5%           70%            3%            0%            0%
Net assets at end of period
  (millions).......................    $  0.3        $  0.2        $  0.3        $  0.2        $  0.2        $  0.2

                                            PORTFOLIOS
                                     ------------------------
                                            AUGUST (5)
                                     ------------------------
                                     SIX MONTHS       FROM
                                       ENDED       8/1/00(D)
                                      6/30/01       12/31/00
                                     ----------    ---------
Per membership interest data:
Net asset value, beginning of
  period...........................    $11.75        $10.00
Income from investment operations:
  Net investment income............      0.08          0.09
  Net realized & unrealized gain on
    investments....................      0.18          1.75
                                       ------        ------
    Total income from investment
      operations...................      0.26          1.84
                                       ------        ------
Less distributions:
  Dividends from net investment
    income.........................     (0.04)        (0.09)
  Dividends from capital gains.....      0.00          0.00
                                       ------        ------
    Total distributions............     (0.04)        (0.09)
                                       ------        ------
Net asset value, end of period.....    $11.97        $11.75
                                       ======        ======
Total return (b)...................      2.30%        18.42%
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a).....................      1.59%         0.67%
  Ratio of net investment income to
    average net assets (a).........      1.37%         0.84%
Ratio assuming no fees reimbursed
  by advisor:
  Ratio of expenses to average net
    assets (a).....................      3.59%         1.80%
Portfolio turnover rate............         0%            0%
Net assets at end of period
  (millions).......................    $  0.1        $  0.2

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

(c) The advisor has reimbursed certain operating expenses.

(d) Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                                PORTFOLIOS
                                         ----------------------------------------------------------------------------------------
                                                       SEPTEMBER (5)                                   OCTOBER (5)
                                         -----------------------------------------      -----------------------------------------
                                         SIX MONTHS        YEAR           FROM          SIX MONTHS        YEAR           FROM
                                           ENDED          ENDED         9/1/99(D)         ENDED          ENDED        10/1/99(D)
                                          6/30/01        12/31/00      TO 12/31/99       6/30/01        12/31/00      TO 12/31/99
                                         ----------      --------      -----------      ----------      --------      -----------
Per membership interest data:
Net asset value, beginning of period...    $ 8.52         $ 7.46         $10.00           $ 8.99         $ 8.47         $10.00
Income (loss) from investment
  operations:
  Net investment income................      0.06           0.17           0.07             0.05           0.20           0.06
  Net realized & unrealized gain (loss)
    on investments.....................      0.15           1.06          (2.54)           (0.08)          0.52          (1.53)
                                           ------         ------         ------           ------         ------         ------
    Total income (loss) from investment
     operations........................      0.21           1.23          (2.47)           (0.03)          0.72          (1.47)
                                           ------         ------         ------           ------         ------         ------
Less distributions:
  Dividends from net investment
    income.............................     (0.04)         (0.17)         (0.07)           (0.03)         (0.20)         (0.06)
  Dividends from capital gains.........      0.00           0.00           0.00             0.00           0.00           0.00
                                           ------         ------         ------           ------         ------         ------
    Total distributions................     (0.04)         (0.17)         (0.07)           (0.03)         (0.20)         (0.06)
                                           ------         ------         ------           ------         ------         ------
Net asset value, end of period.........    $ 8.69         $ 8.52         $ 7.46           $ 8.93         $ 8.99         $ 8.47
                                           ======         ======         ======           ======         ======         ======
Total return...........................      2.40%(b)      16.86%        (24.78)%(b)       (0.36)%(b)      9.07%        (14.70)%(b)
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets.............................      1.59%(a)       1.60%          0.98%(a)         1.59%(a)       1.28%          0.92%(a)
  Ratio of net investment income to
    average net assets.................      1.32%(a)       2.29%          2.72%(a)         0.99%(a)       2.58%          2.72%(a)
Ratio assuming no fees reimbursed by
  advisor:
  Ratio of expenses to average net
    assets.............................      2.92%(a)       3.18%          4.79%(a)         2.11%(a)       2.28%          2.60%(a)
Portfolio turnover rate................         0%            39%             1%               2%            69%             0%
Net assets at end of period
  (millions)...........................    $  0.2         $  0.2         $  0.2           $  0.3         $  0.3         $  0.3

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

(c) The advisor has reimbursed certain operating expenses.

(d) Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS (CONTINUED)             FOR SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                                PORTFOLIOS
                                         ----------------------------------------------------------------------------------------
                                                       NOVEMBER (5)                                   DECEMBER (5)
                                         -----------------------------------------      -----------------------------------------
                                         SIX MONTHS        YEAR           FROM          SIX MONTHS        YEAR           FROM
                                           ENDED          ENDED        11/1/99(D)         ENDED          ENDED        12/1/99(D)
                                          6/30/01        12/31/00      TO 12/31/99       6/30/01        12/31/00      TO 12/31/99
                                         ----------      --------      -----------      ----------      --------      -----------
Per membership interest data:
Net asset value, beginning of period...    $ 8.39         $ 9.94         $10.00           $10.30         $10.00         $10.00
Income (loss) from investment
  operations:
  Net investment income................      0.06           0.20           0.05             0.07           0.19           0.02
  Net realized & unrealized gain (loss)
    on investments.....................      0.76          (1.54)         (0.07)            0.62           0.49           0.00
                                           ------         ------         ------           ------         ------         ------
    Total income (loss) from investment
     operations........................      0.82          (1.34)         (0.02)            0.69           0.68           0.02
                                           ------         ------         ------           ------         ------         ------
Less distributions:
  Dividends from net investment
    income.............................     (0.03)         (0.21)         (0.04)           (0.04)         (0.18)         (0.02)
  Dividends from capital gains.........      0.00           0.00           0.00             0.00          (0.20)          0.00
                                           ------         ------         ------           ------         ------         ------
    Total distributions................     (0.03)         (0.21)         (0.07)           (0.04)         (0.38)         (0.02)
                                           ------         ------         ------           ------         ------         ------
Net asset value, end of period.........    $ 9.18         $ 8.39         $ 9.94           $10.95         $10.30         $10.00
                                           ======         ======         ======           ======         ======         ======
Total return...........................      9.79%(b)     (13.31)%        (0.20)%(b)        6.71%(b)       7.05%          0.17%(b)
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets.............................      1.61%(a)       1.29%          0.90%(a)         1.65%(a)       1.60%          0.69%(a)
  Ratio of net investment income to
    average net assets.................      1.43%(a)       2.49%          3.16%(a)         1.26%(a)       2.13%          2.27%(a)
Ratio assuming no fees reimbursed by
  advisor:
  Ratio of expenses to average net
    assets.............................      2.83%(a)       3.04%          2.75%(a)         2.19%(a)       3.04%          2.43%(a)
Portfolio turnover rate................         0%            32%             0%               0%            35%             0%
Net assets at end of period
  (millions)...........................    $  0.2         $  2.0         $  0.2           $  0.3         $  0.3         $  0.2

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

(c) The advisor has reimbursed certain operating expenses.

(d) Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow(SM) Target Variable Fund LLC is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a non-diversified, open-end management investment company. It's "Dow 10" portfolios are twelve non-diversified portfolios of the common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yield as of the close of business on or about the last business day prior to the beginning of each portfolio's annual term. Its "Dow 5" portfolios are twelve non-diversified portfolios of the common stock of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second last business day prior to the beginning of each of those portfolios' annual term. The Fund's objective is to provide above average total return through both capital appreciation and dividend income.

   The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Fund interests are not offered directly to the public. Fund interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

   The following is a summary of significant accounting policies:

   Dividends representing new investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

   Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests are based on the market value of the stocks and any other cash or securities owned by each portfolio. This determination is made as of 4:00 p.m. Eastern time on each business day on which an order for purchase or redemption is received and there is enough trading in portfolio securities to materially affect the current net asset value of Fund interests. That is normally each weekday (Monday through Friday) except for New Years Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding.

   Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Fund deems creditworthy under guidelines approved by the Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

   The fund is a single member limited liability company taxed as a division of the separate accounts of ONLI. Income and losses of the fund are included in the taxable income or loss of the separate accounts of ONLI. Accordingly, no provision for Federal income taxes has been made by the fund.

   Expenses directly attributable to a portfolio are charged to that portfolio. Expenses not directly attributed to a portfolio are allocated on the basis of relative net assets.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The gross unrealized appreciation and depreciation on investments in each portfolio as of June 30, 2001 were as follows:

                                               JAN. (10)    FEB. (10)    MARCH (10)    APRIL (10)    MAY (10)    JUNE (10)
                                               ---------    ---------    ----------    ----------    --------    ---------
   Gross unrealized:
     Appreciation............................  $ 60,907     $219,118      $190,263     $ 179,169     $118,992    $115,110
     Depreciation............................   (66,004)     (56,189)      (66,247)     (147,913)     (55,279)    (56,728)
   Net Unrealized:
     Appreciation (depreciation).............    (5,097)     162,929       124,016        31,256       63,713      58,382

                                               JULY (10)    AUG. (10)    SEPT. (10)    OCT. (10)     NOV. (10)    DEC. (10)
                                               ---------    ---------    ----------    ----------    ---------    ---------
   Gross unrealized:
     Appreciation............................  $162,738     $106,357      $118,531     $ 103,594     $ 61,289     $ 59,415
     Depreciation............................   (91,730)     (73,401)      (82,659)      (61,540)     (86,787)     (45,170)
   Net Unrealized:
     Appreciation (depreciation).............    71,008       32,956        35,872        42,054      (25,498)      14,245

                                               JAN. (5)     FEB. (5)     MARCH (5)     APRIL (5)     MAY (5)     JUNE (5)
                                               ---------    ---------    ----------    ----------    --------    ---------
   Gross unrealized:
     Appreciation............................  $ 52,019     $ 47,305      $ 20,421     $  11,483     $  5,077    $  5,279
     Depreciation............................   (19,372)      (7,718)       (5,268)      (10,233)      (9,977)    (10,423)
   Net Unrealized:
     Appreciation (depreciation).............    32,647       39,587        15,153         1,250       (4,900)     (5,144)

                                               JULY (5)     AUG. (5)     SEPT. (5)      OCT. (5)     NOV. (5)    DEC. (5)
                                               ---------    ---------    ----------    ----------    --------    ---------
   Gross unrealized:
     Appreciation............................  $ 37,489     $ 32,058      $ 25,277     $  53,286     $ 28,104    $ 46,132
     Depreciation............................     (8476)      (8,927)      (17,157)      (15,751)     (39,716)    (24,425)
   Net Unrealized:
     Appreciation (depreciation).............    29,013       23,131         8,120        37,535      (11,612)     21,707

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the 6 months ended June 30, 2001 were as follows:

                                               JAN. (10)    FEB. (10)    MARCH (10)    APRIL (10)    MAY (10)    JUNE (10)
                                               ---------    ---------    ----------    ----------    --------    ---------
   Stocks
     Purchases...............................  $214,546     $297,396      $218,036     $ 336,750     $313,166    $231,567
     Sales...................................   214,315      364,256       237,900       436,559      324,770     373,554

                                               JULY (10)    AUG. (10)    SEPT. (10)    OCT. (10)     NOV. (10)    DEC. (10)
                                               ---------    ---------    ----------    ----------    ---------    ---------
   Stocks
     Purchases...............................  $      0     $      0      $      0     $       0     $      0     $ 20,038
     Sales...................................   102,102      105,189        97,910       121,880       99,534       96,976

                                               JAN. (5)     FEB. (5)     MARCH (5)     APRIL (5)     MAY (5)     JUNE (5)
                                               ---------    ---------    ----------    ----------    --------    ---------
   Stocks
     Purchases...............................  $100,767     $144,285      $193,737     $ 140,357     $143,751    $164,693
     Sales...................................    96,819      101,369       179,607       128,572      133,711     136,563

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               JULY (5)     AUG. (5)     SEPT. (5)      OCT. (5)     NOV. (5)    DEC. (5)
                                               ---------    ---------    ----------    ----------    --------    ---------
   Stocks
     Purchases...............................  $      0     $      0      $      0     $   6,970     $      0    $      0
     Sales...................................       964            0             0        80,578       10,080      10,120

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund's day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLI and its address is the same as those of the Fund and ONI. The Adviser and its predecessors have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.

   For managing the Fund's assets, the Adviser receives a monthly management fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.60% of total net assets.

   In addition to the fee paid to the Adviser, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.

   The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Fund. First Trust manages the Fund's assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Fund's average daily assets.

   The Fund's transfer agent and accounting agent is American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York. The Fund's custodian is Firstar Bank, 425 Walnut Street, Cincinnati, Ohio.

(4) FUND INTERESTS

   Fund interests transactions for the 6 months ended June 30, 2001 and year ended December 31, 2000 are as follows:

                                                      JANUARY (10)             FEBRUARY (10)               MARCH (10)
                                                 ----------------------    ----------------------    ----------------------
                                                 SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                  6/30/01      12/31/00     6/30/01      12/31/00     6/30/01      12/31/00
                                                 ----------    --------    ----------    --------    ----------    --------
   Capital shares issued on sales..............     7,279      241,003        9,540      342,399        8,302       66,109
     Capital shares issued on reinvested
        dividends..............................       336        1,952          695        5,425          569        2,134
     Capital shares redeemed...................     7,988      225,986       17,160      137,017       12,034       50,785

                                                        APRIL (10)                 MAY (10)                 JUNE (10)
                                                  ----------------------    ----------------------    ----------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                   6/30/01      12/31/00     6/30/01      12/31/00     6/30/01      12/31/00
                                                  ----------    --------    ----------    --------    ----------    --------
   Capital shares issued on sales...............     8,410       79,039        8,059       58,202       15,770       53,977
     Capital shares issued on reinvested
        dividends...............................       823        2,288          521        1,434          534        2,012
     Capital shares redeemed....................    19,849       63,495       10,903       38,553       21,303       66,869

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                        JULY (10)                AUGUST (10)              SEPTEMBER (10)
                                                  ----------------------    ----------------------    ----------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                   6/30/01      12/31/00     6/30/01      12/31/00     6/30/01      12/31/00
                                                  ----------    --------    ----------    --------    ----------    --------
   Capital shares issued on sales...............       956       41,086          511       42,424          993       19,892
     Capital shares issued on reinvested
        dividends...............................       542        1,964          424        1,734          418        2,491
     Capital shares redeemed....................    13,606       27,064       13,181       29,104       12,697       82,976

                                                       OCTOBER (10)             NOVEMBER (10)             DECEMBER (10)
                                                  ----------------------    ----------------------    ----------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                   6/30/01      12/31/00     6/30/01      12/31/00     6/30/01      12/31/00
                                                  ----------    --------    ----------    --------    ----------    --------
   Capital shares issued on sales...............       817       11,994        2,348        7,437          410        9,251
     Capital shares issued on reinvested
        dividends...............................       329        2,343          259        1,636          200        1,422
     Capital shares redeemed....................    14,718       76,316       13,885       68,607       11,339      101,360

                                                       JANUARY (5)               FEBRUARY (5)               MARCH (5)
                                                  ----------------------    ----------------------    ----------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                   6/30/01      12/31/00     6/30/01      12/31/00     6/30/01      12/31/00
                                                  ----------    --------    ----------    --------    ----------    --------
   Capital shares issued on sales...............     2,093       28,167        4,658       23,339        3,815       20,653
     Capital shares issued on reinvested
        dividends...............................       132          765          142          535            0          568
     Capital shares redeemed....................     1,832        3,578        1,376        4,057        2,707          694

                                                        APRIL (5)                  MAY (5)                   JUNE (5)
                                                  ----------------------    ----------------------    ----------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                   6/30/01      12/31/00     6/30/01      12/31/00     6/30/01      12/31/00
                                                  ----------    --------    ----------    --------    ----------    --------
   Capital shares issued on sales...............     1,762       23,484        1,047       19,462       12,944       16,888
     Capital shares issued on reinvested
        dividends...............................        94          415           46          356           69          245
     Capital shares redeemed....................     1,338        4,418          327          854          143          502

                                                         JULY (5)                 AUGUST (5)              SEPTEMBER (5)
                                                  ----------------------    ----------------------    ----------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                   6/30/01      12/31/00     6/30/01      12/31/00     6/30/01      12/31/00
                                                  ----------    --------    ----------    --------    ----------    --------
   Capital shares issued on sales...............       112       13,029          116       12,430          158        2,999
     Capital shares issued on reinvested
        dividends...............................        56          147           46           99           83          502
     Capital shares redeemed....................        43          175           58          220          315        1,509

                                                      OCTOBER (5)               NOVEMBER (5)              DECEMBER (5)
                                                 ----------------------    ----------------------    ----------------------
                                                 SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                  6/30/01      12/31/00     6/30/01      12/31/00     6/30/01      12/31/00
                                                 ----------    --------    ----------    --------    ----------    --------
   Capital shares issued on sales..............       173        7,288          739        2,259          131        8,991
     Capital shares issued on reinvested
        dividends..............................       124          922           94          568          102          951
     Capital shares redeemed...................     8,016        2,165        1,693          912        1,174        1,500

                                                                     (continued)

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                                        53

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                                        54

The Dow(SM) Target Variable Fund LLC
Post Office Box 371
Cincinnati, Ohio 45201



Form 8561 Rev. 8/01